UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07205

Variable Insurance Products Fund III

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2022

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products:

Value Strategies Portfolio

Semi-Annual Report
June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary June 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Canadian Natural Resources Ltd.	2.9
Cigna Corp.	1.9
CubeSmart	1.8
Cushman & Wakefield PLC	1.8
Hess Corp.	1.8
The Travelers Companies, Inc.	1.7
LPL Financial	1.7
Jazz Pharmaceuticals PLC	1.5
Entergy Corp.	1.4
The AES Corp.	1.4
17.9

Market Sectors (% of Fund's net assets)

Financials	16.4
Industrials	16.3
Consumer Discretionary	12.0
Real Estate	9.5
Materials	9.4
Energy	8.8
Health Care	8.1
Utilities	7.3
Information Technology	5.7
Consumer Staples	3.3
Communication Services	2.7

Asset Allocation (% of Fund's net assets)

Foreign investments - 15.5%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.7%
Interactive Media & Services - 0.6%
Ziff Davis, Inc. (a)	56,400	4,203,492
Media - 2.1%
Interpublic Group of Companies, Inc.	180,500	4,969,165
Liberty Broadband Corp. Class C (a)	35,000	4,047,400
Nexstar Broadcasting Group, Inc. Class A	27,700	4,511,776
		13,528,341
TOTAL COMMUNICATION SERVICES		17,731,833
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 1.4%
Adient PLC (a)	174,000	5,155,620
Autoliv, Inc.	54,000	3,864,780
		9,020,400
Diversified Consumer Services - 1.1%
Adtalem Global Education, Inc. (a)	206,511	7,428,201
Hotels, Restaurants & Leisure - 0.8%
Caesars Entertainment, Inc. (a)	141,000	5,400,300
Household Durables - 2.1%
Mohawk Industries, Inc. (a)	47,202	5,857,296
Taylor Morrison Home Corp. (a)	140,500	3,282,080
Tempur Sealy International, Inc.	218,000	4,658,660
		13,798,036
Internet & Direct Marketing Retail - 0.9%
eBay, Inc.	137,300	5,721,291
Leisure Products - 0.6%
Mattel, Inc. (a)	189,300	4,227,069
Multiline Retail - 1.7%
Dollar Tree, Inc. (a)	51,100	7,963,935
Nordstrom, Inc. (b)	136,200	2,877,906
		10,841,841
Specialty Retail - 3.4%
American Eagle Outfitters, Inc.	303,200	3,389,776
Lithia Motors, Inc. Class A (sub. vtg.)	17,700	4,864,137
Rent-A-Center, Inc.	146,600	2,851,370
Sally Beauty Holdings, Inc. (a)(b)	207,900	2,478,168
Victoria's Secret & Co. (a)	165,400	4,626,238
Williams-Sonoma, Inc.	40,500	4,493,475
		22,703,164
TOTAL CONSUMER DISCRETIONARY		79,140,302
CONSUMER STAPLES - 3.3%
Beverages - 0.8%
Primo Water Corp. (b)	396,000	5,298,480
Food & Staples Retailing - 1.3%
U.S. Foods Holding Corp. (a)	276,200	8,473,816
Food Products - 1.2%
Darling Ingredients, Inc. (a)	133,463	7,981,087
TOTAL CONSUMER STAPLES		21,753,383
ENERGY - 8.8%
Energy Equipment & Services - 2.1%
Halliburton Co.	261,800	8,210,048
Liberty Oilfield Services, Inc. Class A (a)	457,804	5,841,579
		14,051,627
Oil, Gas & Consumable Fuels - 6.7%
Canadian Natural Resources Ltd. (b)	350,500	18,834,746
Hess Corp.	108,800	11,526,272
HF Sinclair Corp.	115,200	5,202,432
Tourmaline Oil Corp.	157,800	8,205,061
		43,768,511
TOTAL ENERGY		57,820,138
FINANCIALS - 16.4%
Banks - 3.3%
East West Bancorp, Inc.	125,500	8,132,400
First Citizens Bancshares, Inc. (b)	9,000	5,884,020
Signature Bank	43,000	7,706,030
		21,722,450
Capital Markets - 3.9%
Ameriprise Financial, Inc.	36,800	8,746,624
Lazard Ltd. Class A	180,214	5,840,736
LPL Financial	60,200	11,105,696
		25,693,056
Consumer Finance - 1.8%
OneMain Holdings, Inc.	149,000	5,569,620
SLM Corp. (b)	418,300	6,667,702
		12,237,322
Diversified Financial Services - 1.2%
Apollo Global Management, Inc.	157,500	7,635,600
Insurance - 5.3%
American Financial Group, Inc.	36,200	5,024,922
Arch Capital Group Ltd. (a)	146,000	6,641,540
Assurant, Inc.	51,500	8,901,775
Reinsurance Group of America, Inc.	29,205	3,425,454
The Travelers Companies, Inc.	65,800	11,128,754
		35,122,445
Thrifts & Mortgage Finance - 0.9%
Walker & Dunlop, Inc.	62,500	6,021,250
TOTAL FINANCIALS		108,432,123
HEALTH CARE - 8.1%
Biotechnology - 1.0%
United Therapeutics Corp. (a)	26,400	6,220,896
Health Care Providers & Services - 5.6%
AdaptHealth Corp. (a)(b)	259,800	4,686,792
Centene Corp. (a)	91,300	7,724,893
Cigna Corp.	47,800	12,596,256
Laboratory Corp. of America Holdings	24,800	5,812,128
Tenet Healthcare Corp. (a)	116,200	6,107,472
		36,927,541
Pharmaceuticals - 1.5%
Jazz Pharmaceuticals PLC (a)	63,900	9,969,039
TOTAL HEALTH CARE		53,117,476
INDUSTRIALS - 16.3%
Air Freight & Logistics - 1.1%
FedEx Corp.	31,600	7,164,036
Building Products - 2.1%
Builders FirstSource, Inc. (a)	155,600	8,355,720
Jeld-Wen Holding, Inc. (a)	390,400	5,695,936
		14,051,656
Commercial Services & Supplies - 1.1%
The Brink's Co.	114,200	6,933,082
Construction & Engineering - 3.4%
Fluor Corp. (a)	347,700	8,463,018
Granite Construction, Inc.	155,800	4,540,012
MDU Resources Group, Inc.	115,700	3,122,743
Willscot Mobile Mini Holdings (a)	194,200	6,295,964
		22,421,737
Electrical Equipment - 1.0%
Regal Rexnord Corp.	60,200	6,833,904
Machinery - 3.6%
Allison Transmission Holdings, Inc.	134,700	5,179,215
Crane Holdings Co.	56,200	4,920,872
Flowserve Corp.	89,032	2,548,986
Kennametal, Inc.	281,200	6,532,276
Stanley Black & Decker, Inc.	46,200	4,844,532
		24,025,881
Professional Services - 1.1%
Manpower, Inc.	91,000	6,953,310
Road & Rail - 1.8%
TFI International, Inc. (Canada)	59,800	4,800,446
XPO Logistics, Inc. (a)	140,200	6,752,032
		11,552,478
Trading Companies & Distributors - 1.1%
Beacon Roofing Supply, Inc. (a)	143,600	7,375,296
TOTAL INDUSTRIALS		107,311,380
INFORMATION TECHNOLOGY - 5.7%
Electronic Equipment & Components - 1.7%
Flex Ltd. (a)	561,900	8,130,693
Vontier Corp.	146,400	3,365,736
		11,496,429
IT Services - 3.0%
Fidelity National Information Services, Inc.	84,600	7,755,282
SS&C Technologies Holdings, Inc.	141,700	8,228,519
Unisys Corp. (a)	330,077	3,970,826
		19,954,627
Software - 1.0%
NCR Corp. (a)(b)	208,300	6,480,213
TOTAL INFORMATION TECHNOLOGY		37,931,269
MATERIALS - 9.4%
Chemicals - 3.2%
Axalta Coating Systems Ltd. (a)	205,800	4,550,238
Eastman Chemical Co.	55,500	4,982,235
Olin Corp.	144,701	6,696,762
Tronox Holdings PLC	264,500	4,443,600
		20,672,835
Construction Materials - 0.5%
Eagle Materials, Inc.	31,000	3,408,140
Containers & Packaging - 2.7%
Berry Global Group, Inc. (a)	115,600	6,316,384
Crown Holdings, Inc.	73,100	6,737,627
O-I Glass, Inc. (a)	355,358	4,975,012
		18,029,023
Metals & Mining - 3.0%
ArcelorMittal SA Class A unit GDR	168,700	3,812,620
Arconic Corp. (a)	282,400	7,921,320
Constellium NV (a)	326,200	4,309,102
Freeport-McMoRan, Inc.	133,000	3,891,580
		19,934,622
TOTAL MATERIALS		62,044,620
REAL ESTATE - 9.5%
Equity Real Estate Investment Trusts (REITs) - 6.0%
Crown Castle International Corp.	38,200	6,432,116
CubeSmart	281,000	12,004,320
Equinix, Inc.	6,400	4,204,928
Equity Lifestyle Properties, Inc.	114,000	8,033,580
Ventas, Inc.	170,600	8,773,958
		39,448,902
Real Estate Management & Development - 3.5%
Cushman & Wakefield PLC (a)	771,500	11,757,660
Jones Lang LaSalle, Inc. (a)	49,700	8,690,542
WeWork, Inc. (a)	603,000	3,027,060
		23,475,262
TOTAL REAL ESTATE		62,924,164
UTILITIES - 7.3%
Electric Utilities - 5.1%
Constellation Energy Corp.	89,433	5,120,934
Edison International	99,600	6,298,704
Entergy Corp.	84,800	9,551,872
FirstEnergy Corp.	120,500	4,625,995
PG&E Corp. (a)	847,600	8,459,048
		34,056,553
Independent Power and Renewable Electricity Producers - 2.2%
The AES Corp.	443,300	9,313,733
Vistra Corp.	224,000	5,118,400
		14,432,133
TOTAL UTILITIES		48,488,686
TOTAL COMMON STOCKS (Cost $602,087,726)		656,695,374

Money Market Funds - 5.5%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 1.58% (c)(d) (Cost $36,150,893)	36,147,278	36,150,893

TOTAL INVESTMENT IN SECURITIES - 105.0% (Cost $638,238,619)	692,846,267
NET OTHER ASSETS (LIABILITIES) - (5.0)%	(32,839,097)
NET ASSETS - 100.0%	660,007,170

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	13,966,133	151,143,296	165,109,429	17,129	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 1.58%	17,801,767	231,675,394	213,326,268	17,047	-	-	36,150,893	0.1%
Total	31,767,900	382,818,690	378,435,697	34,176	-	-	36,150,893

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	17,731,833	17,731,833	-	-
Consumer Discretionary	79,140,302	79,140,302	-	-
Consumer Staples	21,753,383	21,753,383	-	-
Energy	57,820,138	57,820,138	-	-
Financials	108,432,123	108,432,123	-	-
Health Care	53,117,476	53,117,476	-	-
Industrials	107,311,380	107,311,380	-	-
Information Technology	37,931,269	37,931,269	-	-
Materials	62,044,620	62,044,620	-	-
Real Estate	62,924,164	62,924,164	-	-
Utilities	48,488,686	48,488,686	-	-

Money Market Funds	36,150,893	36,150,893	-	-
Total Investments in Securities:	692,846,267	692,846,267	-	-

Financial Statements
Statement of Assets and Liabilities
		June 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $34,236,141) - See accompanying schedule:	$656,695,374
Unaffiliated issuers (cost $602,087,726)
Fidelity Central Funds (cost $36,150,893)	36,150,893

Total Investment in Securities (cost $638,238,619)		$692,846,267
Foreign currency held at value (cost $24,798)		24,798
Receivable for investments sold		11,784,252
Receivable for fund shares sold		700,722
Dividends receivable		776,153
Distributions receivable from Fidelity Central Funds		7,247
Total assets		706,139,439
Liabilities
Payable to custodian bank	$4,319,609
Payable for investments purchased	4,305,782
Payable for fund shares redeemed	872,778
Accrued management fee	312,210
Distribution and service plan fees payable	66,371
Other affiliated payables	73,490
Other payables and accrued expenses	31,178
Collateral on securities loaned	36,150,851
Total Liabilities		46,132,269
Net Assets		$660,007,170
Net Assets consist of:
Paid in capital		$570,253,804
Total accumulated earnings (loss)		89,753,366
Net Assets		$660,007,170

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($100,674,037 ÷ 7,056,648 shares)		$14.27
Service Class :
Net Asset Value , offering price and redemption price per share ($22,034,737 ÷ 1,550,753 shares)		$14.21
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($288,851,440 ÷ 20,046,229 shares)		$14.41
Investor Class :
Net Asset Value , offering price and redemption price per share ($248,446,956 ÷ 17,584,096 shares)		$14.13

Statement of Operations
		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$3,265,187
Income from Fidelity Central Funds (including $17,047 from security lending)		34,176
Total Income		3,299,363
Expenses
Management fee	$1,958,859
Transfer agent fees	337,674
Distribution and service plan fees	408,525
Accounting fees	128,933
Custodian fees and expenses	6,780
Independent trustees' fees and expenses	1,256
Audit	26,434
Legal	1,522
Interest	1,441
Miscellaneous	1,379
Total expenses before reductions	2,872,803
Expense reductions	(10,878)
Total expenses after reductions		2,861,925
Net Investment income (loss)		437,438
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	36,103,678
Foreign currency transactions	8,203
Total net realized gain (loss)		36,111,881
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(134,241,392)
Assets and liabilities in foreign currencies	114
Total change in net unrealized appreciation (depreciation)		(134,241,278)
Net gain (loss)		(98,129,397)
Net increase (decrease) in net assets resulting from operations		$(97,691,959)

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$437,438	$9,218,173
Net realized gain (loss)	36,111,881	80,396,366
Change in net unrealized appreciation (depreciation)	(134,241,278)	86,974,405
Net increase (decrease) in net assets resulting from operations	(97,691,959)	176,588,944
Distributions to shareholders	(6,396,294)	(69,398,801)
Share transactions - net increase (decrease)	13,970,333	150,373,547
Total increase (decrease) in net assets	(90,117,920)	257,563,690

Net Assets
Beginning of period	750,125,090	492,561,400
End of period	$660,007,170	$750,125,090

Value Strategies Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$16.40	$13.55	$13.31	$11.11	$14.27	$15.77
Income from Investment Operations
Net investment income (loss) A,B	.02	.24 C	.14	.20 D	.17	.25 E
Net realized and unrealized gain (loss)	(2.01)	4.26	.88	3.39	(2.58)	2.35
Total from investment operations	(1.99)	4.50	1.02	3.59	(2.41)	2.60
Distributions from net investment income	-	(.26)	(.15)	(.21)	(.13)	(.22)
Distributions from net realized gain	(.14)	(1.39)	(.63)	(1.18)	(.62)	(3.88)
Total distributions	(.14)	(1.65)	(.78)	(1.39)	(.75)	(4.10)
Net asset value, end of period	$14.27	$16.40	$13.55	$13.31	$11.11	$14.27
Total Return F,G,H	(12.24)%	33.60%	8.26%	34.53%	(17.32)%	19.36%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.63% K	.64%	.66%	.66%	.67%	.68%
Expenses net of fee waivers, if any	.63% K	.63%	.66%	.66%	.67%	.68%
Expenses net of all reductions	.63% K	.63%	.65%	.66%	.66%	.67%
Net investment income (loss)	.26% K	1.47% C	1.32%	1.64% D	1.29%	1.74% E
Supplemental Data
Net assets, end of period (000 omitted)	$100,674	$125,050	$95,708	$83,357	$77,279	$99,324
Portfolio turnover rate L	79% K	62%	85%	68%	68%	53%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.09%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.36%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.38%.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Value Strategies Portfolio Service Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$16.35	$13.51	$13.27	$11.09	$14.23	$15.74
Income from Investment Operations
Net investment income (loss) A,B	.01	.22 C	.13	.19 D	.16	.23 E
Net realized and unrealized gain (loss)	(2.01)	4.25	.88	3.37	(2.56)	2.34
Total from investment operations	(2.00)	4.47	1.01	3.56	(2.40)	2.57
Distributions from net investment income	-	(.24)	(.14)	(.20)	(.12)	(.20)
Distributions from net realized gain	(.14)	(1.39)	(.63)	(1.18)	(.62)	(3.88)
Total distributions	(.14)	(1.63)	(.77)	(1.38)	(.74)	(4.08)
Net asset value, end of period	$14.21	$16.35	$13.51	$13.27	$11.09	$14.23
Total Return F,G,H	(12.34)%	33.48%	8.18%	34.29%	(17.33)%	19.21%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.73% K	.73%	.76%	.76%	.77%	.78%
Expenses net of fee waivers, if any	.73% K	.73%	.76%	.76%	.77%	.78%
Expenses net of all reductions	.73% K	.73%	.75%	.76%	.76%	.77%
Net investment income (loss)	.16% K	1.37% C	1.22%	1.54% D	1.19%	1.64% E
Supplemental Data
Net assets, end of period (000 omitted)	$22,035	$27,216	$19,115	$20,992	$16,586	$22,859
Portfolio turnover rate L	79% K	62%	85%	68%	68%	53%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .99%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.26%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.28%.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Value Strategies Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$16.59	$13.68	$13.43	$11.21	$14.38	$15.86
Income from Investment Operations
Net investment income (loss) A,B	-	.20 C	.12	.17 D	.14	.21 E
Net realized and unrealized gain (loss)	(2.04)	4.31	.88	3.41	(2.59)	2.37
Total from investment operations	(2.04)	4.51	1.00	3.58	(2.45)	2.58
Distributions from net investment income	-	(.21)	(.12)	(.18)	(.10)	(.18)
Distributions from net realized gain	(.14)	(1.39)	(.63)	(1.18)	(.62)	(3.88)
Total distributions	(.14)	(1.60)	(.75)	(1.36)	(.72)	(4.06)
Net asset value, end of period	$14.41	$16.59	$13.68	$13.43	$11.21	$14.38
Total Return F,G,H	(12.40)%	33.34%	8.02%	34.10%	(17.50)%	19.08%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.88% K	.88%	.91%	.91%	.92%	.93%
Expenses net of fee waivers, if any	.88% K	.88%	.91%	.91%	.92%	.92%
Expenses net of all reductions	.88% K	.88%	.90%	.91%	.91%	.92%
Net investment income (loss)	.01% K	1.22% C	1.07%	1.39% D	1.04%	1.49% E
Supplemental Data
Net assets, end of period (000 omitted)	$288,851	$315,104	$228,031	$220,982	$160,274	$210,354
Portfolio turnover rate L	79% K	62%	85%	68%	68%	53%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .84%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.11%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.13%.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Value Strategies Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$16.25	$13.44	$13.20	$11.04	$14.18	$15.69
Income from Investment Operations
Net investment income (loss) A,B	.01	.23 C	.14	.19 D	.16	.23 E
Net realized and unrealized gain (loss)	(1.99)	4.22	.87	3.35	(2.56)	2.34
Total from investment operations	(1.98)	4.45	1.01	3.54	(2.40)	2.57
Distributions from net investment income	-	(.24)	(.14)	(.20)	(.12)	(.21)
Distributions from net realized gain	(.14)	(1.39)	(.63)	(1.18)	(.62)	(3.88)
Total distributions	(.14)	(1.64) F	(.77)	(1.38)	(.74)	(4.08) F
Net asset value, end of period	$14.13	$16.25	$13.44	$13.20	$11.04	$14.18
Total Return G,H,I	(12.29)%	33.48%	8.26%	34.27%	(17.37)%	19.30%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.71% L	.71%	.74%	.74%	.75%	.76%
Expenses net of fee waivers, if any	.70% L	.71%	.74%	.74%	.75%	.76%
Expenses net of all reductions	.70% L	.71%	.73%	.74%	.74%	.75%
Net investment income (loss)	.18% L	1.39% C	1.24%	1.56% D	1.21%	1.66% E
Supplemental Data
Net assets, end of period (000 omitted)	$248,447	$282,755	$149,707	$104,581	$85,385	$121,110
Portfolio turnover rate M	79% L	62%	85%	68%	68%	53%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.28%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.29%.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2022

1.  Organization.
VIP Value Strategies Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2.  Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.  Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. During the period, dividend income and net realized appreciation (depreciation) were adjusted as presented in the table below as a result of a change in the prior period estimate, which had no impact on the total net assets or total return.
	Dividend Income	Net Unrealized Appreciation (Depreciation)
VIP Value Strategies Portfolio	$(2,777,376)	$2,777,376
Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, partnerships and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
Gross unrealized appreciation	$111,905,990
Gross unrealized depreciation	(59,063,248)
Net unrealized appreciation (depreciation)	$52,842,742
Tax cost	$640,003,525
4.  Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
VIP Value Strategies Portfolio	306,472,708	290,048,914
5.  Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.
Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:
Service Class	$12,562
Service Class 2	395,963
$408,525
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:
	Amount	% of Class-Level Average Net Assets A
Initial Class	$36,520.06
Service Class	7,777.06
Service Class 2	98,211.06
Investor Class	195,166.14
	$337,674
A Annualized
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
VIP Value Strategies Portfolio	.03
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
VIP Value Strategies Portfolio	$6,866
Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:
	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Value Strategies Portfolio	Borrower	$9,740,600	1.07%	$1,441
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Value Strategies Portfolio	39,730,943	45,264,663	5,428,180
6.  Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
VIP Value Strategies Portfolio	$617
7.  Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Value Strategies Portfolio	$1,751	$-	$-
8.  Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10,878.
9.  Distributions to Shareholders.
Distributions to shareholders of each class were as follows:
	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Value Strategies Portfolio
Distributions to shareholders
Initial Class	$1,037,974	$11,919,050
Service Class	221,405	2,530,343
Service Class 2	2,645,947	28,337,558
Investor Class	2,490,968	26,611,850
Total	$6,396,294	$69,398,801
10.  Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:
	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Value Strategies Portfolio
Initial Class
Shares sold	1,586,989	2,695,923	$25,130,427	$43,770,907
Reinvestment of distributions	65,949	733,770	1,037,973	11,919,050
Shares redeemed	(2,219,539)	(2,869,932)	(34,812,244)	(46,470,663)
Net increase (decrease)	(566,601)	559,761	$(8,643,844)	$9,219,294
Service Class
Shares sold	1,052,710	454,526	$16,956,839	$7,507,997
Reinvestment of distributions	14,111	156,212	221,405	2,530,343
Shares redeemed	(1,180,982)	(361,204)	(18,370,215)	(5,953,886)
Net increase (decrease)	(114,161)	249,534	$(1,191,971)	$4,084,454
Service Class 2
Shares sold	3,369,330	3,862,756	$54,340,836	$63,259,710
Reinvestment of distributions	166,203	1,724,021	2,645,947	28,337,558
Shares redeemed	(2,485,563)	(3,256,520)	(38,805,022)	(54,330,633)
Net increase (decrease)	1,049,970	2,330,257	$18,181,761	$37,266,635
Investor Class
Shares sold	2,922,201	9,653,520	$46,910,521	$156,305,016
Reinvestment of distributions	159,681	1,652,423	2,490,968	26,611,849
Shares redeemed	(2,894,445)	(5,050,324)	(43,777,102)	(83,113,701)
Net increase (decrease)	187,437	6,255,619	$5,624,387	$99,803,164
11.  Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:
Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Value Strategies Portfolio	43%	1	34%
12.  Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period- C January 1, 2022 to June 30, 2022
Value Strategies Portfolio
Initial Class	.63%
Actual		$ 1,000	$ 877.60	$ 2.93
Hypothetical- B		$ 1,000	$ 1,021.67	$ 3.16
Service Class	.73%
Actual		$ 1,000	$ 876.60	$ 3.40
Hypothetical- B		$ 1,000	$ 1,021.17	$ 3.66
Service Class 2	.88%
Actual		$ 1,000	$ 876.00	$ 4.09
Hypothetical- B		$ 1,000	$ 1,020.43	$ 4.41
Investor Class	.70%
Actual		$ 1,000	$ 877.10	$ 3.26
Hypothetical- B		$ 1,000	$ 1,021.32	$ 3.51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees
VIP Value Strategies Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund.  FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.
VIP Value Strategies Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.
VIP Value Strategies Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (Initial Class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of Initial Class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.774744.120
VIPVS-SANN-0822
Fidelity® Variable Insurance Products:

Mid Cap Portfolio

Semi-Annual Report
June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary June 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

BJ's Wholesale Club Holdings, Inc.	1.4
Wintrust Financial Corp.	1.3
Churchill Downs, Inc.	1.3
Deckers Outdoor Corp.	1.3
OGE Energy Corp.	1.2
ITT, Inc.	1.2
Jabil, Inc.	1.1
KBR, Inc.	1.1
Builders FirstSource, Inc.	1.1
East West Bancorp, Inc.	1.1
12.1

Market Sectors (% of Fund's net assets)

Industrials	18.1
Financials	14.8
Information Technology	11.9
Consumer Discretionary	11.0
Health Care	10.4
Real Estate	8.3
Materials	7.0
Energy	5.5
Utilities	4.7
Consumer Staples	4.5
Communication Services	1.6

Asset Allocation (% of Fund's net assets)

Foreign investments - 10.9%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.6%
Entertainment - 0.2%
Live Nation Entertainment, Inc. (a)	175,194	14,467,521
Interactive Media & Services - 0.7%
Bumble, Inc. (a)(b)	1,098,300	30,917,145
IAC (a)	149,475	11,355,616
		42,272,761
Media - 0.7%
Interpublic Group of Companies, Inc.	1,610,242	44,329,962
TOTAL COMMUNICATION SERVICES		101,070,244
CONSUMER DISCRETIONARY - 11.0%
Distributors - 0.1%
Pool Corp.	17,800	6,251,894
Hotels, Restaurants & Leisure - 4.1%
ARAMARK Holdings Corp.	1,160,058	35,532,577
Caesars Entertainment, Inc. (a)	727,506	27,863,480
Churchill Downs, Inc.	405,052	77,579,610
Domino's Pizza, Inc.	69,500	27,084,845
Flight Centre Travel Group Ltd. (a)	888,943	10,651,973
Hilton Grand Vacations, Inc. (a)	393,138	14,046,821
Jubilant Foodworks Ltd.	750,700	4,869,829
Light & Wonder, Inc. Class A (a)	157,800	7,415,022
Noodles & Co. (a)(c)	2,941,160	13,823,452
Planet Fitness, Inc. (a)	217,271	14,776,601
Vail Resorts, Inc.	78,147	17,039,953
		250,684,163
Household Durables - 1.5%
GoPro, Inc. Class A (a)	2,145,400	11,864,062
KB Home	306,018	8,709,272
Lovesac (a)	217,153	5,971,708
NVR, Inc. (a)	5,658	22,655,424
Taylor Morrison Home Corp. (a)	1,095,012	25,579,480
Toll Brothers, Inc.	381,011	16,993,091
		91,773,037
Internet & Direct Marketing Retail - 0.1%
Revolve Group, Inc. (a)(b)	352,181	9,125,010
Leisure Products - 0.3%
YETI Holdings, Inc. (a)(b)	474,920	20,549,788
Specialty Retail - 3.1%
Academy Sports & Outdoors, Inc. (b)	773,130	27,477,040
America's Car Mart, Inc. (a)	101,049	10,165,529
Burlington Stores, Inc. (a)	84,700	11,538,681
Dick's Sporting Goods, Inc. (b)	374,336	28,213,704
Five Below, Inc. (a)	448,546	50,878,573
Williams-Sonoma, Inc. (b)	565,923	62,789,157
		191,062,684
Textiles, Apparel & Luxury Goods - 1.8%
Capri Holdings Ltd. (a)	776,260	31,834,423
Deckers Outdoor Corp. (a)	303,139	77,406,544
		109,240,967
TOTAL CONSUMER DISCRETIONARY		678,687,543
CONSUMER STAPLES - 4.5%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	123,000	37,265,310
Food & Staples Retailing - 3.0%
BJ's Wholesale Club Holdings, Inc. (a)(b)	1,427,099	88,936,808
Grocery Outlet Holding Corp. (a)(b)	355,200	15,142,176
Performance Food Group Co. (a)	152,500	7,011,950
Sprouts Farmers Market LLC (a)	599,600	15,181,872
U.S. Foods Holding Corp. (a)	1,585,540	48,644,367
United Natural Foods, Inc. (a)	234,000	9,219,600
		184,136,773
Food Products - 0.4%
Nomad Foods Ltd. (a)	1,369,101	27,368,329
Household Products - 0.5%
Spectrum Brands Holdings, Inc.	347,731	28,520,897
TOTAL CONSUMER STAPLES		277,291,309
ENERGY - 5.5%
Energy Equipment & Services - 1.4%
Baker Hughes Co. Class A	1,080,048	31,180,986
Championx Corp. (b)	666,700	13,233,995
Nextier Oilfield Solutions, Inc. (a)	1,507,900	14,340,129
TechnipFMC PLC (a)	4,099,000	27,586,270
		86,341,380
Oil, Gas & Consumable Fuels - 4.1%
Antero Resources Corp. (a)	1,097,725	33,645,271
Cheniere Energy, Inc.	461,870	61,442,566
Genesis Energy LP	839,600	6,733,592
Hess Corp.	427,088	45,245,703
Magnolia Oil & Gas Corp. Class A	2,054,631	43,126,705
New Fortress Energy, Inc. (b)	547,962	21,682,856
Range Resources Corp. (a)	1,626,468	40,255,083
		252,131,776
TOTAL ENERGY		338,473,156
FINANCIALS - 14.8%
Banks - 7.0%
Bancorp, Inc., Delaware (a)	1,662,494	32,451,883
Comerica, Inc.	327,599	24,039,215
East West Bancorp, Inc.	1,005,717	65,170,462
First Foundation, Inc.	381,676	7,816,724
First Horizon National Corp.	1,821,085	39,808,918
First Republic Bank	178,527	25,743,593
Huntington Bancshares, Inc.	3,143,610	37,817,628
M&T Bank Corp.	224,194	35,734,282
Meta Financial Group, Inc.	615,102	23,785,994
Popular, Inc.	395,027	30,389,427
Signature Bank	174,530	31,277,521
Wintrust Financial Corp.	969,441	77,700,696
		431,736,343
Capital Markets - 2.2%
Ameriprise Financial, Inc.	122,327	29,074,681
Northern Trust Corp.	400,855	38,674,490
Raymond James Financial, Inc.	405,697	36,273,369
TMX Group Ltd.	270,900	27,569,842
		131,592,382
Diversified Financial Services - 0.5%
Equitable Holdings, Inc.	1,223,944	31,908,220
Insurance - 4.7%
American Financial Group, Inc.	215,313	29,887,598
Arch Capital Group Ltd. (a)	497,900	22,649,471
Assurant, Inc.	292,727	50,597,862
Hartford Financial Services Group, Inc.	620,722	40,613,840
Old Republic International Corp.	1,726,310	38,600,292
Primerica, Inc.	456,747	54,668,048
Reinsurance Group of America, Inc.	462,178	54,208,858
		291,225,969
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	583,404	22,694,416
TOTAL FINANCIALS		909,157,330
HEALTH CARE - 10.4%
Biotechnology - 1.2%
Argenx SE ADR (a)	35,652	13,507,830
Blueprint Medicines Corp. (a)	129,400	6,535,994
Exelixis, Inc. (a)	1,542,860	32,122,345
Legend Biotech Corp. ADR (a)	174,300	9,586,500
Neurocrine Biosciences, Inc. (a)	171,102	16,679,023
		78,431,692
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp. (a)	728,243	27,141,617
Envista Holdings Corp. (a)	940,666	36,253,268
Hologic, Inc. (a)	285,772	19,804,000
JEOL Ltd.	351,300	13,541,414
ResMed, Inc.	83,585	17,521,924
Tandem Diabetes Care, Inc. (a)	108,713	6,434,722
The Cooper Companies, Inc. (b)	76,439	23,934,580
Zimmer Biomet Holdings, Inc.	314,632	33,055,238
		177,686,763
Health Care Providers & Services - 2.6%
Centene Corp. (a)	538,307	45,546,155
Guardant Health, Inc. (a)	111,700	4,505,978
Molina Healthcare, Inc. (a)	192,368	53,788,016
Option Care Health, Inc. (a)	1,976,820	54,935,828
		158,775,977
Life Sciences Tools & Services - 2.3%
Avantor, Inc. (a)	1,063,641	33,079,235
Bio-Rad Laboratories, Inc. Class A (a)	35,000	17,325,000
ICON PLC (a)	71,100	15,407,370
Maravai LifeSciences Holdings, Inc. (a)	666,897	18,946,544
Syneos Health, Inc. (a)	549,715	39,403,571
Thermo Fisher Scientific, Inc.	32,661	17,744,068
		141,905,788
Pharmaceuticals - 1.4%
Royalty Pharma PLC	1,071,400	45,041,656
UCB SA	468,200	39,566,031
		84,607,687
TOTAL HEALTH CARE		641,407,907
INDUSTRIALS - 18.1%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc. (a)	211,754	19,729,120
Howmet Aerospace, Inc.	1,070,552	33,668,860
Spirit AeroSystems Holdings, Inc. Class A	552,500	16,188,250
		69,586,230
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	804,900	23,124,777
GXO Logistics, Inc. (a)(b)	321,832	13,925,671
		37,050,448
Airlines - 0.2%
Jet2 PLC (a)	1,074,700	11,849,968
Building Products - 1.3%
Builders FirstSource, Inc. (a)	1,225,171	65,791,683
UFP Industries, Inc.	232,192	15,821,563
		81,613,246
Commercial Services & Supplies - 0.5%
Driven Brands Holdings, Inc. (a)(b)	1,123,321	30,936,260
Construction & Engineering - 1.8%
Quanta Services, Inc. (b)	450,369	56,449,250
Willscot Mobile Mini Holdings (a)	1,558,619	50,530,428
		106,979,678
Electrical Equipment - 3.3%
Acuity Brands, Inc.	291,423	44,890,799
AMETEK, Inc.	397,326	43,662,154
Generac Holdings, Inc. (a)	198,890	41,882,256
Regal Rexnord Corp.	378,564	42,974,585
Sunrun, Inc. (a)(b)	1,297,346	30,306,003
		203,715,797
Machinery - 3.4%
Crane Holdings Co.	649,736	56,890,884
Fortive Corp.	620,014	33,716,361
IDEX Corp.	183,594	33,346,178
Ingersoll Rand, Inc.	373,200	15,704,256
ITT, Inc.	1,055,609	70,979,149
		210,636,828
Marine - 0.3%
Clarkson PLC	558,475	20,462,932
Professional Services - 3.5%
ASGN, Inc. (a)	473,306	42,715,867
FTI Consulting, Inc. (a)	246,700	44,615,695
Jacobs Engineering Group, Inc.	312,889	39,777,579
KBR, Inc.	1,383,739	66,959,130
TriNet Group, Inc. (a)	295,565	22,941,755
		217,010,026
Road & Rail - 0.4%
J.B. Hunt Transport Services, Inc.	138,800	21,856,836
Trading Companies & Distributors - 1.7%
GMS, Inc. (a)	372,773	16,588,399
RS GROUP PLC	2,768,496	29,286,084
Univar Solutions, Inc. (a)	2,199,584	54,703,654
		100,578,137
TOTAL INDUSTRIALS		1,112,276,386
INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 0.7%
Digi International, Inc. (a)	1,737,001	42,070,164
Electronic Equipment & Components - 2.7%
CDW Corp.	142,876	22,511,543
Flex Ltd. (a)	3,083,500	44,618,245
Jabil, Inc.	1,370,175	70,166,662
Trimble, Inc. (a)	236,432	13,767,435
Zebra Technologies Corp. Class A (a)	57,477	16,895,364
		167,959,249
IT Services - 4.7%
Amadeus IT Holding SA Class A (a)	625,200	35,007,551
Concentrix Corp.	424,771	57,615,938
EPAM Systems, Inc. (a)	70,122	20,670,563
Euronet Worldwide, Inc. (a)	368,822	37,099,805
Genpact Ltd.	1,280,358	54,235,965
GoDaddy, Inc. (a)	450,454	31,333,580
WNS Holdings Ltd. sponsored ADR (a)	687,837	51,340,154
		287,303,556
Semiconductors & Semiconductor Equipment - 2.6%
Marvell Technology, Inc.	303,978	13,232,162
MKS Instruments, Inc. (b)	409,171	41,993,220
onsemi (a)	811,814	40,842,362
SolarEdge Technologies, Inc. (a)	96,243	26,339,784
Teradyne, Inc.	409,545	36,674,755
		159,082,283
Software - 1.2%
Black Knight, Inc. (a)	529,557	34,627,732
Dynatrace, Inc. (a)	920,149	36,290,677
KnowBe4, Inc. (a)	373,800	5,838,756
		76,757,165
TOTAL INFORMATION TECHNOLOGY		733,172,417
MATERIALS - 7.0%
Chemicals - 2.1%
Cabot Corp.	196,100	12,509,219
Celanese Corp. Class A	243,437	28,630,626
CF Industries Holdings, Inc.	369,741	31,697,896
Element Solutions, Inc.	3,269,505	58,197,189
		131,034,930
Construction Materials - 1.0%
Eagle Materials, Inc.	209,661	23,050,130
Martin Marietta Materials, Inc.	133,937	40,079,308
		63,129,438
Containers & Packaging - 0.9%
Avery Dennison Corp.	234,283	37,923,389
Sealed Air Corp.	267,700	15,451,644
		53,375,033
Metals & Mining - 3.0%
Agnico Eagle Mines Ltd. (Canada)	591,957	27,096,105
Commercial Metals Co.	476,400	15,768,840
First Quantum Minerals Ltd.	2,329,600	44,195,799
Lynas Rare Earths Ltd. (a)	1,656,832	10,014,511
Reliance Steel & Aluminum Co.	274,227	46,580,198
Wheaton Precious Metals Corp.	1,169,200	42,128,260
		185,783,713
TOTAL MATERIALS		433,323,114
REAL ESTATE - 8.3%
Equity Real Estate Investment Trusts (REITs) - 7.8%
Alexandria Real Estate Equities, Inc.	163,683	23,738,945
CubeSmart	412,300	17,613,456
Douglas Emmett, Inc.	517,971	11,592,191
Duke Realty Corp.	654,958	35,989,942
EastGroup Properties, Inc.	230,200	35,526,766
Highwoods Properties, Inc. (SBI)	727,807	24,883,721
Invitation Homes, Inc.	1,387,472	49,366,254
Lamar Advertising Co. Class A	633,381	55,718,527
Mid-America Apartment Communities, Inc.	128,505	22,445,968
National Retail Properties, Inc.	1,000,411	43,017,673
Ryman Hospitality Properties, Inc. (a)	455,900	34,662,077
SL Green Realty Corp. (b)	507,162	23,405,526
Sun Communities, Inc.	104,400	16,637,184
Ventas, Inc.	1,078,237	55,453,729
VICI Properties, Inc.	1,099,187	32,744,781
		482,796,740
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	388,428	28,592,185
TOTAL REAL ESTATE		511,388,925
UTILITIES - 4.7%
Electric Utilities - 2.1%
Constellation Energy Corp.	521,500	29,861,090
OGE Energy Corp. (b)	1,997,500	77,023,600
PG&E Corp. (a)	2,521,000	25,159,580
		132,044,270
Independent Power and Renewable Electricity Producers - 2.1%
Clearway Energy, Inc. Class C (b)	1,396,054	48,638,521
NextEra Energy Partners LP (b)	636,723	47,219,378
The AES Corp.	1,479,138	31,076,689
		126,934,588
Multi-Utilities - 0.5%
Black Hills Corp.	423,000	30,781,710
TOTAL UTILITIES		289,760,568
TOTAL COMMON STOCKS (Cost $5,126,308,914)		6,026,008,899

Money Market Funds - 7.4%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (d)	128,450,800	128,476,490
Fidelity Securities Lending Cash Central Fund 1.58% (d)(e)	325,907,986	325,940,577
TOTAL MONEY MARKET FUNDS (Cost $454,417,067)		454,417,067

TOTAL INVESTMENT IN SECURITIES - 105.2% (Cost $5,580,725,981)	6,480,425,966
NET OTHER ASSETS (LIABILITIES) - (5.2)%	(322,724,535)
NET ASSETS - 100.0%	6,157,701,431

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	94,430,335	700,996,031	666,949,876	285,317	-	-	128,476,490	0.2%
Fidelity Securities Lending Cash Central Fund 1.58%	279,718,537	1,030,170,695	983,948,655	142,346	-	-	325,940,577	0.8%
Total	374,148,872	1,731,166,726	1,650,898,531	427,663	-	-	454,417,067

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Noodles & Co.	26,543,818	91,016	-	-	-	(12,811,382)	13,823,452
Total	26,543,818	91,016	-	-	-	(12,811,382)	13,823,452

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	101,070,244	101,070,244	-	-
Consumer Discretionary	678,687,543	678,687,543	-	-
Consumer Staples	277,291,309	277,291,309	-	-
Energy	338,473,156	338,473,156	-	-
Financials	909,157,330	909,157,330	-	-
Health Care	641,407,907	641,407,907	-	-
Industrials	1,112,276,386	1,112,276,386	-	-
Information Technology	733,172,417	698,164,866	35,007,551	-
Materials	433,323,114	423,308,603	10,014,511	-
Real Estate	511,388,925	511,388,925	-	-
Utilities	289,760,568	289,760,568	-	-

Money Market Funds	454,417,067	454,417,067	-	-
Total Investments in Securities:	6,480,425,966	6,435,403,904	45,022,062	-

Financial Statements
Statement of Assets and Liabilities
		June 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $315,956,162) - See accompanying schedule:	$6,012,185,447
Unaffiliated issuers (cost $5,105,266,452)
Fidelity Central Funds (cost $454,417,067)	454,417,067
Other affiliated issuers (cost $21,042,462)	13,823,452

Total Investment in Securities (cost $5,580,725,981)		$6,480,425,966
Foreign currency held at value (cost $47,825)		47,922
Receivable for fund shares sold		3,927,585
Dividends receivable		5,606,608
Distributions receivable from Fidelity Central Funds		157,195
Other receivables		120,750
Total assets		6,490,286,026
Liabilities
Payable for investments purchased	$424,091
Payable for fund shares redeemed	2,004,903
Accrued management fee	2,828,245
Distribution and service plan fees payable	843,787
Other affiliated payables	460,568
Other payables and accrued expenses	97,993
Collateral on securities loaned	325,925,008
Total Liabilities		332,584,595
Net Assets		$6,157,701,431
Net Assets consist of:
Paid in capital		$4,969,567,969
Total accumulated earnings (loss)		1,188,133,462
Net Assets		$6,157,701,431

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($1,384,683,436 ÷ 43,651,119 shares)		$31.72
Service Class :
Net Asset Value , offering price and redemption price per share ($557,890,214 ÷ 17,836,474 shares)		$31.28
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($3,647,881,694 ÷ 120,489,152 shares)		$30.28
Investor Class :
Net Asset Value , offering price and redemption price per share ($567,246,087 ÷ 18,044,015 shares)		$31.44

Statement of Operations
		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$41,593,368
Income from Fidelity Central Funds (including $142,346 from security lending)		427,663
Total Income		42,021,031
Expenses
Management fee	$18,813,050
Transfer agent fees	2,459,516
Distribution and service plan fees	5,653,708
Accounting fees	574,581
Custodian fees and expenses	33,614
Independent trustees' fees and expenses	12,603
Audit	32,773
Legal	4,135
Miscellaneous	14,688
Total expenses before reductions	27,598,668
Expense reductions	(114,112)
Total expenses after reductions		27,484,556
Net Investment income (loss)		14,536,475
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	307,451,828
Foreign currency transactions	(197,684)
Total net realized gain (loss)		307,254,144
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(2,007,886,164)
Affiliated issuers	(12,811,382)
Assets and liabilities in foreign currencies	(26,141)
Total change in net unrealized appreciation (depreciation)		(2,020,723,687)
Net gain (loss)		(1,713,469,543)
Net increase (decrease) in net assets resulting from operations		$(1,698,933,068)

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,536,475	$28,538,173
Net realized gain (loss)	307,254,144	1,533,676,460
Change in net unrealized appreciation (depreciation)	(2,020,723,687)	279,604,374
Net increase (decrease) in net assets resulting from operations	(1,698,933,068)	1,841,819,007
Distributions to shareholders	(178,901,367)	(1,305,048,342)
Share transactions - net increase (decrease)	(211,215,677)	86,384,864
Total increase (decrease) in net assets	(2,089,050,112)	623,155,529

Net Assets
Beginning of period	8,246,751,543	7,623,596,014
End of period	$6,157,701,431	$8,246,751,543

Mid Cap Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$41.17	$38.72	$32.95	$30.19	$38.94	$33.98
Income from Investment Operations
Net investment income (loss) A,B	.10	.23	.15	.27	.23	.26
Net realized and unrealized gain (loss)	(8.67)	9.57	5.83	6.39	(5.47)	6.59
Total from investment operations	(8.57)	9.80	5.98	6.66	(5.24)	6.85
Distributions from net investment income	-	(.28)	(.21)	(.28)	(.24)	(.26)
Distributions from net realized gain	(.88)	(7.07)	-	(3.63)	(3.27)	(1.63)
Total distributions	(.88)	(7.35)	(.21)	(3.90) C	(3.51)	(1.89)
Net asset value, end of period	$31.72	$41.17	$38.72	$32.95	$30.19	$38.94
Total Return D,E,F	(21.13)%	25.60%	18.19%	23.45%	(14.54)%	20.81%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.61% I	.61%	.62%	.62%	.62%	.63%
Expenses net of fee waivers, if any	.60% I	.60%	.62%	.62%	.62%	.63%
Expenses net of all reductions	.60% I	.60%	.62%	.61%	.62%	.62%
Net investment income (loss)	.57% I	.52%	.48%	.88%	.62%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$1,384,683	$1,810,651	$1,579,450	$843,080	$1,141,305	$1,463,407
Portfolio turnover rate J	38% I	37% K	44%	34%	47%	31%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Mid Cap Portfolio Service Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$40.63	$38.28	$32.59	$29.90	$38.60	$33.70
Income from Investment Operations
Net investment income (loss) A,B	.08	.18	.12	.24	.19	.23
Net realized and unrealized gain (loss)	(8.55)	9.47	5.74	6.33	(5.42)	6.52
Total from investment operations	(8.47)	9.65	5.86	6.57	(5.23)	6.75
Distributions from net investment income	-	(.23)	(.17)	(.25)	(.20)	(.22)
Distributions from net realized gain	(.88)	(7.07)	-	(3.63)	(3.27)	(1.63)
Total distributions	(.88)	(7.30)	(.17)	(3.88)	(3.47)	(1.85)
Net asset value, end of period	$31.28	$40.63	$38.28	$32.59	$29.90	$38.60
Total Return C,D,E	(21.16)%	25.51%	18.04%	23.35%	(14.64)%	20.70%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.71% H	.71%	.72%	.72%	.72%	.73%
Expenses net of fee waivers, if any	.70% H	.70%	.72%	.72%	.72%	.73%
Expenses net of all reductions	.70% H	.70%	.72%	.71%	.72%	.72%
Net investment income (loss)	.47% H	.42%	.38%	.78%	.52%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$557,890	$726,039	$642,654	$564,678	$504,156	$629,727
Portfolio turnover rate I	38% H	37% J	44%	34%	47%	31%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Mid Cap Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$39.39	$37.29	$31.75	$29.22	$37.79	$33.03
Income from Investment Operations
Net investment income (loss) A,B	.06	.11	.07	.19	.13	.17
Net realized and unrealized gain (loss)	(8.29)	9.22	5.59	6.18	(5.28)	6.39
Total from investment operations	(8.23)	9.33	5.66	6.37	(5.15)	6.56
Distributions from net investment income	-	(.16)	(.12)	(.21)	(.15)	(.17)
Distributions from net realized gain	(.88)	(7.07)	-	(3.63)	(3.27)	(1.63)
Total distributions	(.88)	(7.23)	(.12)	(3.84)	(3.42)	(1.80)
Net asset value, end of period	$30.28	$39.39	$37.29	$31.75	$29.22	$37.79
Total Return C,D,E	(21.22)%	25.31%	17.87%	23.17%	(14.77)%	20.54%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.86% H	.86%	.87%	.87%	.87%	.88%
Expenses net of fee waivers, if any	.85% H	.85%	.87%	.87%	.87%	.88%
Expenses net of all reductions	.85% H	.85%	.87%	.86%	.87%	.87%
Net investment income (loss)	.32% H	.27%	.23%	.63%	.37%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$3,647,882	$4,970,428	$4,807,908	$5,282,468	$4,526,446	$6,070,380
Portfolio turnover rate I	38% H	37% J	44%	34%	47%	31%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Mid Cap Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$40.83	$38.44	$32.72	$30.01	$38.72	$33.80
Income from Investment Operations
Net investment income (loss) A,B	.09	.20	.12	.25	.20	.23
Net realized and unrealized gain (loss)	(8.60)	9.51	5.78	6.34	(5.43)	6.55
Total from investment operations	(8.51)	9.71	5.90	6.59	(5.23)	6.78
Distributions from net investment income	-	(.24)	(.18)	(.26)	(.21)	(.23)
Distributions from net realized gain	(.88)	(7.07)	-	(3.63)	(3.27)	(1.63)
Total distributions	(.88)	(7.32) C	(.18)	(3.88) C	(3.48)	(1.86)
Net asset value, end of period	$31.44	$40.83	$38.44	$32.72	$30.01	$38.72
Total Return D,E,F	(21.16)%	25.54%	18.08%	23.35%	(14.60)%	20.72%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.68% I	.68%	.70%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.68% I	.68%	.70%	.70%	.70%	.71%
Expenses net of all reductions	.68% I	.68%	.69%	.69%	.70%	.71%
Net investment income (loss)	.50% I	.44%	.41%	.80%	.54%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$567,246	$739,633	$593,584	$583,760	$530,794	$658,785
Portfolio turnover rate J	38% I	37% K	44%	34%	47%	31%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2022

1. Organization.
VIP Mid Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.
Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.
VIP Mid Cap Portfolio	$60,166
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred Trustee compensation, and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
Gross unrealized appreciation	$1,338,438,939
Gross unrealized depreciation	(444,708,997)
Net unrealized appreciation (depreciation)	$893,729,942
Tax cost	$5,586,696,024
The Fund elected to defer to its next fiscal year approximately $21,637,242 of capital losses recognized during the period November 1, 2021 to December 31, 2021.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
VIP Mid Cap Portfolio	1,357,976,145	1,772,835,965
Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.
	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
VIP Mid Cap Portfolio	6,032,548	124,938,878	276,471,713	Service Class 2
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.
Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:
Service Class	$320,816
Service Class 2	5,332,892
$5,653,708
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:
	Amount	% of Class-Level Average Net Assets A
Initial Class	$494,053.06
Service Class	198,550.06
Service Class 2	1,319,604.06
Investor Class	447,309.14
	$2,459,516
A Annualized
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
VIP Mid Cap Portfolio	.02
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
VIP Mid Cap Portfolio	$39,700
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Mid Cap Portfolio	89,553,663	166,823,323	(155,712)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
VIP Mid Cap Portfolio	$6,537
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Mid Cap Portfolio	$14,760	$-	$-
8. Expense Reductions.
During the period, custodian credits reduced the Fund's expenses by $62.
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $114,050.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:
	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Mid Cap Portfolio
Distributions to shareholders
Initial Class	$38,528,561	$282,249,519
Service Class	15,684,943	113,643,288
Service Class 2	108,754,144	793,950,040
Investor Class	15,933,719	115,205,495
Total	$178,901,367	$1,305,048,342
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:
	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Mid Cap Portfolio
Initial Class
Shares sold	1,064,909	1,506,397	$38,283,502	$66,737,492
Reinvestment of distributions	1,034,608	6,777,394	38,528,561	282,249,519
Shares redeemed	(2,424,056)	(5,103,968)	(88,176,888)	(224,427,231)
Net increase (decrease).	(324,539)	3,179,823	$(11,364,825)	$124,559,780
Service Class
Shares sold	1,323,574	609,556	$47,131,608	$26,928,108
Reinvestment of distributions	427,034	2,765,282	15,684,943	113,643,288
Shares redeemed	(1,783,044)	(2,293,170)	(62,643,679)	(100,931,802)
Net increase (decrease).	(32,436)	1,081,668	$172,872	$39,639,594
Service Class 2
Shares sold	3,547,968	4,678,886	$123,435,711	$199,891,636
Reinvestment of distributions	3,056,609	19,921,529	108,754,144	793,950,039
Shares redeemed	(12,302,276)	(27,356,107)	(430,512,580)	(1,181,194,025)
Net increase (decrease).	(5,697,699)	(2,755,692)	$(198,322,725)	$(187,352,350)
Investor Class
Shares sold	240,307	921,130	$8,807,186	$40,113,978
Reinvestment of distributions	431,580	2,789,747	15,933,719	115,205,495
Shares redeemed	(743,502)	(1,036,797)	(26,441,904)	(45,781,633)
Net increase (decrease).	(71,615)	2,674,080	$(1,700,999)	$109,537,840
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:
Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Mid Cap Portfolio	13%	1	13
12. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period- C January 1, 2022 to June 30, 2022
Mid Cap Portfolio
Initial Class	.60%
Actual		$ 1,000	$ 788.70	$ 2.66
Hypothetical- B		$ 1,000	$ 1,021.82	$ 3.01
Service Class	.70%
Actual		$ 1,000	$ 788.40	$ 3.10
Hypothetical- B		$ 1,000	$ 1,021.32	$ 3.51
Service Class 2	.85%
Actual		$ 1,000	$ 787.80	$ 3.77
Hypothetical- B		$ 1,000	$ 1,020.58	$ 4.26
Investor Class	.68%
Actual		$ 1,000	$ 788.40	$ 3.02
Hypothetical- B		$ 1,000	$ 1,021.42	$ 3.41

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees
VIP Mid Cap Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.   The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.   The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.   The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.   The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that the fund had a portfolio manager change in February 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.
VIP Mid Cap Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Mid Cap Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of the representative class (Initial Class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of Initial Class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients.   The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.723369.123
VIPMID-SANN-0822
Fidelity® Variable Insurance Products:

Growth Opportunities Portfolio

Semi-Annual Report
June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary June 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	8.8
Alphabet, Inc. Class C	6.3
T-Mobile U.S., Inc.	4.0
NVIDIA Corp.	3.2
Amazon.com, Inc.	2.7
Tesla, Inc.	2.4
Freeport-McMoRan, Inc.	2.4
Alphabet, Inc. Class A	2.3
Roku, Inc. Class A	2.2
Exxon Mobil Corp.	2.0
36.3

Market Sectors (% of Fund's net assets)

Information Technology	37.1
Communication Services	18.6
Consumer Discretionary	11.4
Health Care	11.4
Energy	8.9
Materials	4.3
Utilities	2.6
Industrials	2.5
Financials	1.4
Consumer Staples	0.4
Real Estate	0.1

Asset Allocation (% of Fund's net assets)

Foreign investments - 12.5%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 94.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 18.6%
Diversified Telecommunication Services - 0.0%
Starry Group Holdings, Inc. Class A (a)	45,731	188,412
Starry, Inc.	164,890	645,379
		833,791
Entertainment - 3.1%
Roku, Inc. Class A (a)(b)	515,224	42,320,499
Sea Ltd. ADR (a)	270,088	18,058,084
		60,378,583
Interactive Media & Services - 10.8%
Alphabet, Inc.:
Class A (a)	20,776	45,276,306
Class C (a)	56,923	124,516,216
Meta Platforms, Inc. Class A (a)	179,779	28,989,364
Zoominfo Technologies, Inc. (a)(b)	408,700	13,585,188
		212,367,074
Media - 0.7%
Innovid Corp. (c)	141,062	234,163
Magnite, Inc. (a)	587,050	5,213,004
TechTarget, Inc. (a)	135,128	8,880,612
		14,327,779
Wireless Telecommunication Services - 4.0%
T-Mobile U.S., Inc. (a)	586,988	78,973,366
TOTAL COMMUNICATION SERVICES		366,880,593
CONSUMER DISCRETIONARY - 10.3%
Automobiles - 2.4%
Neutron Holdings, Inc. (a)(c)(d)	106,587	3,070
Rad Power Bikes, Inc. (a)(c)(d)	56,834	296,105
Tesla, Inc. (a)	70,525	47,492,946
		47,792,121
Diversified Consumer Services - 0.0%
The Beachbody Co., Inc. (a)(c)	119,354	143,225
Hotels, Restaurants & Leisure - 0.6%
Airbnb, Inc. Class A (a)	114,900	10,235,292
Sonder Holdings, Inc.	222,530	219,860
Sonder Holdings, Inc.:
rights (a)(d)	2,658	1,515
rights (a)(d)	2,658	1,356
rights (a)(d)	2,657	1,222
rights (a)(d)	2,657	1,089
rights (a)(d)	2,657	1,010
rights (a)(d)	2,657	930
Sweetgreen, Inc. Class A	110,404	1,286,207
		11,748,481
Household Durables - 0.1%
Purple Innovation, Inc. (a)(b)	246,010	752,791
Internet & Direct Marketing Retail - 6.2%
Amazon.com, Inc. (a)	504,360	53,568,076
Cazoo Group Ltd. (a)(c)	37,900	27,288
Cazoo Group Ltd. Class A (a)(b)	1,840,267	1,324,992
Doordash, Inc. (a)(b)	199,800	12,821,166
FSN E-Commerce Ventures Private Ltd. (a)(c)	362,370	5,810,838
Global-e Online Ltd. (a)(b)	454,933	9,175,999
Lyft, Inc. (a)	574,516	7,629,572
Uber Technologies, Inc. (a)	1,373,593	28,103,713
Wayfair LLC Class A (a)	76,874	3,348,631
Zomato Ltd. (a)(c)	1,567,800	1,015,700
		122,825,975
Specialty Retail - 0.5%
Auto1 Group SE (a)(b)(e)	1,339,700	9,806,511
Lithia Motors, Inc. Class A (sub. vtg.)	900	247,329
		10,053,840
Textiles, Apparel & Luxury Goods - 0.5%
Bombas LLC (a)(c)(d)	745,906	3,319,282
lululemon athletica, Inc. (a)	25,772	7,025,705
		10,344,987
TOTAL CONSUMER DISCRETIONARY		203,661,420
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	5,700	1,726,929
Food & Staples Retailing - 0.0%
Blink Health LLC Series A1 (a)(c)(d)	8,327	315,926
Food Products - 0.1%
Local Bounti Corp. (a)	284,498	904,704
Household Products - 0.0%
Procter & Gamble Co.	1,700	244,443
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(c)(d)	560	2,722
Philip Morris International, Inc.	2,700	266,598
		269,320
TOTAL CONSUMER STAPLES		3,461,322
ENERGY - 8.9%
Energy Equipment & Services - 0.1%
NOV, Inc.	48,400	818,444
Oil, Gas & Consumable Fuels - 8.8%
Antero Resources Corp. (a)	919,900	28,194,935
Canadian Natural Resources Ltd.	429,100	23,058,458
Cenovus Energy, Inc. (Canada)	966,100	18,380,818
Cheniere Energy, Inc.	9,500	1,263,785
ConocoPhillips Co.	21,700	1,948,877
Exxon Mobil Corp.	455,400	39,000,456
Hess Corp.	290,200	30,743,788
Imperial Oil Ltd.	128,600	6,062,343
Ovintiv, Inc.	234,000	10,340,460
Pioneer Natural Resources Co.	15,200	3,390,816
Range Resources Corp. (a)	37,800	935,550
Tourmaline Oil Corp.	209,600	10,898,484
		174,218,770
TOTAL ENERGY		175,037,214
FINANCIALS - 1.3%
Banks - 1.3%
Starling Bank Ltd. Series D (a)(c)(d)	1,101,900	3,162,887
Wells Fargo & Co.	559,900	21,931,283
		25,094,170
HEALTH CARE - 11.3%
Biotechnology - 2.7%
ADC Therapeutics SA (a)	37,288	296,440
Agios Pharmaceuticals, Inc. (a)	88,200	1,955,394
Alnylam Pharmaceuticals, Inc. (a)	67,651	9,866,898
ALX Oncology Holdings, Inc. (a)	85,500	691,695
Arcutis Biotherapeutics, Inc. (a)	40,700	867,317
Argenx SE ADR (a)	18,031	6,831,585
Ascendis Pharma A/S sponsored ADR (a)	16,125	1,498,980
Aurinia Pharmaceuticals, Inc. (a)(b)	235,500	2,366,775
Blueprint Medicines Corp. (a)	11,900	601,069
Celldex Therapeutics, Inc. (a)	107,200	2,890,112
Cyteir Therapeutics, Inc.	17,000	50,830
Cytokinetics, Inc. (a)	131,600	5,170,564
Erasca, Inc.	182,000	1,013,740
Exelixis, Inc. (a)	156,600	3,260,412
Fusion Pharmaceuticals, Inc. (a)	22,300	55,527
Icosavax, Inc. (a)(b)	68,900	394,797
Imago BioSciences, Inc.	95,900	1,284,101
Instil Bio, Inc. (a)	200,100	924,462
Keros Therapeutics, Inc. (a)	35,500	980,865
Mirati Therapeutics, Inc. (a)	22,300	1,496,999
Monte Rosa Therapeutics, Inc.	54,800	529,916
Morphic Holding, Inc. (a)	27,000	585,900
Nuvalent, Inc. Class A (a)	41,384	561,167
PTC Therapeutics, Inc. (a)	9,000	360,540
Relay Therapeutics, Inc. (a)	117,900	1,974,825
Tenaya Therapeutics, Inc. (a)	56,600	318,658
TG Therapeutics, Inc. (a)	89,800	381,650
Vaxcyte, Inc. (a)	132,104	2,874,583
Zentalis Pharmaceuticals, Inc. (a)	87,700	2,464,370
		52,550,171
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	572,792	21,347,958
Insulet Corp. (a)	26,800	5,840,792
Penumbra, Inc. (a)	24,900	3,100,548
TransMedics Group, Inc. (a)(b)	316,841	9,964,649
		40,253,947
Health Care Providers & Services - 5.9%
agilon health, Inc. (a)(b)	840,000	18,337,200
Alignment Healthcare, Inc. (a)	127,600	1,455,916
Cano Health, Inc. (a)	881,700	3,861,846
Centene Corp. (a)	286,100	24,206,921
Guardant Health, Inc. (a)	104,900	4,231,666
Humana, Inc.	56,672	26,526,463
LifeStance Health Group, Inc. (b)	1,122,084	6,238,787
Oak Street Health, Inc. (a)(b)	819,900	13,479,156
P3 Health Partners, Inc. (a)(c)	285,914	1,010,420
Sema4 Holdings Corp. (a)(c)	30,200	38,052
Surgery Partners, Inc. (a)	38,000	1,098,960
The Oncology Institute, Inc. (c)	112,536	569,432
UnitedHealth Group, Inc.	31,348	16,101,273
		117,156,092
Life Sciences Tools & Services - 0.6%
Danaher Corp.	31,600	8,011,232
Sartorius Stedim Biotech	9,826	3,081,939
		11,093,171
Pharmaceuticals - 0.1%
Arvinas Holding Co. LLC (a)	39,400	1,658,346
Nabriva Therapeutics PLC (a)(b)	163,155	29,694
Nuvation Bio, Inc. (a)	40,528	131,311
		1,819,351
TOTAL HEALTH CARE		222,872,732
INDUSTRIALS - 1.5%
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	20,200	8,685,192
Northrop Grumman Corp.	19,000	9,092,830
Raytheon Technologies Corp.	63,600	6,112,596
Space Exploration Technologies Corp. Class A (a)(c)(d)	13,000	910,000
The Boeing Co. (a)	9,500	1,298,840
		26,099,458
Air Freight & Logistics - 0.1%
Delhivery Private Ltd. (c)	151,900	877,409
Deutsche Post AG	6,000	226,537
FedEx Corp.	800	181,368
		1,285,314
Building Products - 0.0%
View, Inc. (a)(c)	179,413	276,117
Marine - 0.1%
Golden Ocean Group Ltd. (b)	163,400	1,901,976
Road & Rail - 0.0%
Bird Global, Inc. (a)(c)	87,563	38,177
Bird Global, Inc.:
rights (a)(d)	15,639	469
rights (a)(d)	15,639	156
rights (a)(d)	15,638	0
		38,802
TOTAL INDUSTRIALS		29,601,667
INFORMATION TECHNOLOGY - 35.9%
Communications Equipment - 0.1%
Cisco Systems, Inc.	50,400	2,149,056
Electronic Equipment & Components - 1.1%
Flex Ltd. (a)	764,652	11,064,514
Jabil, Inc.	197,500	10,113,975
		21,178,489
IT Services - 9.6%
Block, Inc. Class A (a)	114,400	7,031,024
Cloudflare, Inc. (a)	26,000	1,137,500
Cognizant Technology Solutions Corp. Class A	174,900	11,804,001
Cyxtera Technologies, Inc. (a)(c)	143,648	1,628,968
Dlocal Ltd. (b)	333,865	8,763,956
EPAM Systems, Inc. (a)	19,900	5,866,122
Flywire Corp. (a)	122,127	2,153,099
Globant SA (a)	1,200	208,800
GoDaddy, Inc. (a)	296,006	20,590,177
Marqeta, Inc. Class A (b)	588,260	4,770,789
MasterCard, Inc. Class A	80,556	25,413,807
MongoDB, Inc. Class A (a)	43,600	11,314,200
Nuvei Corp. (a)(e)	431,526	15,595,548
Payoneer Global, Inc. (a)(c)	65,400	256,368
Repay Holdings Corp. (a)	435,600	5,597,460
Shift4 Payments, Inc. (a)(b)	161,500	5,339,190
Shopify, Inc. Class A (a)	65,000	2,030,600
Snowflake, Inc. (a)	75,900	10,554,654
TaskUs, Inc. (b)	302,324	5,097,183
Thoughtworks Holding, Inc. (b)	128,015	1,806,292
Thoughtworks Holding, Inc. (e)	56,655	799,402
Twilio, Inc. Class A (a)	126,877	10,633,561
Visa, Inc. Class A	151,533	29,835,332
		188,228,033
Semiconductors & Semiconductor Equipment - 9.0%
Advanced Micro Devices, Inc. (a)	70,100	5,360,547
Applied Materials, Inc.	174,995	15,921,045
GlobalFoundries, Inc.	453,500	18,294,190
Lam Research Corp.	29,244	12,462,331
Marvell Technology, Inc.	311,170	13,545,230
Micron Technology, Inc.	136,855	7,565,344
NVIDIA Corp.	419,652	63,615,047
NXP Semiconductors NV	156,845	23,217,765
onsemi (a)	360,939	18,158,841
		178,140,340
Software - 14.7%
Bill.Com Holdings, Inc. (a)	40,600	4,463,564
BTRS Holdings, Inc. (a)(b)	33,851	168,578
CCC Intelligent Solutions Holdings, Inc. (a)(c)	26,636	245,051
Confluent, Inc. (b)	61,300	1,424,612
Datadog, Inc. Class A (a)	56,000	5,333,440
DoubleVerify Holdings, Inc. (a)	348,056	7,890,430
Dynatrace, Inc. (a)	665,200	26,235,488
Elastic NV (a)	124,381	8,416,862
Epic Games, Inc. (a)(c)(d)	8,216	7,640,880
Five9, Inc. (a)	37,600	3,426,864
GitLab, Inc.	37,800	2,008,692
HubSpot, Inc. (a)	16,093	4,838,360
Intapp, Inc.	314,300	4,601,352
Intuit, Inc.	30,290	11,674,978
Microsoft Corp.	676,244	173,679,745
Paycom Software, Inc. (a)	700	196,084
Pine Labs Private Ltd. (c)(d)	2,299	1,286,520
Riskified Ltd.:
Class A (e)	3,675	16,317
Class B	143,774	638,357
Salesforce.com, Inc. (a)	47,931	7,910,532
SentinelOne, Inc. (b)	15,000	349,950
ServiceNow, Inc. (a)	23,018	10,945,519
Stripe, Inc. Class B (a)(c)(d)	10,400	265,928
The Trade Desk, Inc. (a)	147,750	6,189,248
Viant Technology, Inc. (a)	169,415	860,628
		290,707,979
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	197,304	26,975,403
IonQ, Inc. (a)(c)	87,900	385,002
		27,360,405
TOTAL INFORMATION TECHNOLOGY		707,764,302
MATERIALS - 4.2%
Chemicals - 1.0%
CF Industries Holdings, Inc.	68,500	5,872,505
Nutrien Ltd.	126,600	10,088,754
The Mosaic Co.	67,100	3,169,133
		19,130,392
Metals & Mining - 3.2%
Alcoa Corp.	180,300	8,218,074
ArcelorMittal SA Class A unit GDR	392,700	8,875,020
Freeport-McMoRan, Inc.	1,618,400	47,354,384
		64,447,478
Paper & Forest Products - 0.0%
West Fraser Timber Co. Ltd. (b)	3,300	253,217
TOTAL MATERIALS		83,831,087
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Opendoor Technologies, Inc. (a)(b)	100,900	475,239
WeWork, Inc. (a)	259,600	1,303,192
		1,778,431
UTILITIES - 2.6%
Electric Utilities - 1.8%
Constellation Energy Corp.	54,233	3,105,382
Exelon Corp.	46,000	2,084,720
NextEra Energy, Inc.	14,100	1,092,186
ORSTED A/S (e)	92,794	9,773,428
PG&E Corp. (a)	1,905,000	19,011,900
		35,067,616
Independent Power and Renewable Electricity Producers - 0.8%
NextEra Energy Partners LP	229,700	17,034,552
Vistra Corp.	200	4,570
		17,039,122
TOTAL UTILITIES		52,106,738
TOTAL COMMON STOCKS (Cost $1,624,348,788)		1,872,089,676

Preferred Stocks - 3.6%
	Shares	Value ($)
Convertible Preferred Stocks - 2.5%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	7,410	38,606
Series C(a)(c)(d)	29,156	151,903
Series D(c)(d)	54,800	285,508
		476,017
Internet & Direct Marketing Retail - 0.3%
Circle Internet Financial Ltd. Series F (c)	20,489	988,721
GoBrands, Inc. Series G (a)(c)(d)	10,300	2,212,852
Instacart, Inc.:
Series H(a)(c)(d)	39,942	2,098,153
Series I(a)(c)(d)	13,388	703,272
		6,002,998
Textiles, Apparel & Luxury Goods - 0.1%
CelLink Corp. Series D (c)(d)	49,900	1,039,113

TOTAL CONSUMER DISCRETIONARY		7,518,128

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (a)(c)(d)	40,445	1,534,483

Food Products - 0.1%
Bowery Farming, Inc. Series C1 (a)(c)(d)	57,277	1,896,441

Tobacco - 0.0%
JUUL Labs, Inc.:
Series C(a)(c)(d)	131,549	639,328
Series D(a)(c)(d)	741	3,601
		642,929
TOTAL CONSUMER STAPLES		4,073,853

HEALTH CARE - 0.1%
Health Care Technology - 0.1%
Aledade, Inc. Series E1 (c)(d)	19,932	992,813

INDUSTRIALS - 1.0%
Aerospace & Defense - 0.6%
Relativity Space, Inc. Series E (a)(c)(d)	149,903	2,734,231
Space Exploration Technologies Corp.:
Series I(a)(c)(d)	3,941	2,758,700
Series N(a)(c)(d)	8,100	5,670,000
		11,162,931
Construction & Engineering - 0.3%
Beta Technologies, Inc. Series A (a)(c)(d)	64,780	6,683,353

Road & Rail - 0.1%
Convoy, Inc. Series D (a)(c)(d)	197,216	2,137,821

TOTAL INDUSTRIALS		19,984,105

INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.1%
Meesho Series F (c)(d)	32,200	2,241,120
Xsight Labs Ltd. Series D (a)(c)(d)	74,300	555,764
		2,796,884
Electronic Equipment & Components - 0.1%
Enevate Corp. Series E (a)(c)(d)	1,172,546	1,299,983

IT Services - 0.2%
ByteDance Ltd. Series E1 (a)(c)(d)	17,456	2,660,993
Yanka Industries, Inc.:
Series E(a)(c)(d)	53,172	1,013,458
Series F(a)(c)(d)	55,568	1,059,126
		4,733,577
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc.:
Series F1(c)(d)	44,969	301,742
Series F2(c)(d)	23,746	159,336
SiMa.ai:
Series B(a)(c)(d)	171,100	1,213,253
Series B1(c)(d)	11,461	81,269
		1,755,600
Software - 0.2%
Databricks, Inc. Series G (a)(c)(d)	9,000	1,423,980
Mountain Digital, Inc. Series D (c)(d)	118,780	1,734,188
Stripe, Inc. Series H (a)(c)(d)	4,500	115,065
Tenstorrent, Inc. Series C1 (a)(c)(d)	4,700	264,516
		3,537,749
TOTAL INFORMATION TECHNOLOGY		14,123,793

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(c)(d)	99,028	2,831,211

TOTAL CONVERTIBLE PREFERRED STOCKS		49,523,903
Nonconvertible Preferred Stocks - 1.1%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.1%
Neutron Holdings, Inc. Series 1C (a)(c)(d)	1,673,000	48,182
Waymo LLC Series A2 (a)(c)(d)	7,496	687,548
		735,730
Internet & Direct Marketing Retail - 0.5%
Circle Internet Financial Ltd. Series E (c)	214,805	10,365,673

TOTAL CONSUMER DISCRETIONARY		11,101,403

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (c)(d)(f)	105,185	3,019,147

INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.1%
Gupshup, Inc. (a)(c)(d)	70,900	1,383,259

Software - 0.3%
Pine Labs Private Ltd.:
Series 1(c)(d)	5,494	3,074,442
Series A(c)(d)	1,373	768,331
Series B(c)(d)	1,494	836,042
Series B2(c)(d)	1,208	675,997
Series C(c)(d)	2,247	1,257,421
Series C1(c)(d)	473	264,691
Series D(c)(d)	506	283,158
		7,160,082
TOTAL INFORMATION TECHNOLOGY		8,543,341

TOTAL NONCONVERTIBLE PREFERRED STOCKS		22,663,891
TOTAL PREFERRED STOCKS (Cost $60,169,184)		72,187,794

Convertible Bonds - 0.1%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 10/27/25 (c)(d)(h)	1,609,900	1,482,235
4% 5/22/27 (c)(d)	130,700	151,403
4% 6/12/27 (c)(d)	35,600	41,239
Cost ($1,776,200)		1,674,877

Preferred Securities - 0.1%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (c)(d)	499,219	499,219
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc. 0% (c)(d)(i)	1,054,022	1,054,022
Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(i)	260,000	260,000
TOTAL PREFERRED SECURITIES (Cost $1,813,241)		1,813,241

Money Market Funds - 5.6%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (j)	9,139,249	9,141,077
Fidelity Securities Lending Cash Central Fund 1.58% (j)(k)	101,111,127	101,121,238
TOTAL MONEY MARKET FUNDS (Cost $110,262,315)		110,262,315

Equity Funds - 1.0%
	Shares	Value ($)
Domestic Equity Funds - 1.0%
iShares Russell 1000 Growth Index ETF (b) (Cost $20,176,590)	89,900	19,661,130

TOTAL INVESTMENT IN SECURITIES - 105.3% (Cost $1,818,546,318)	2,077,689,033
NET OTHER ASSETS (LIABILITIES) - (5.3)%	(105,409,773)
NET ASSETS - 100.0%	1,972,279,260

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $105,435,442 or 5.3% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,991,206 or 1.8% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series E1	5/20/22	992,901
Beta Technologies, Inc. Series A	4/09/21	4,746,431
Bird Global, Inc.	5/11/21	875,630
Blink Health LLC Series A1	12/30/20	225,578
Blink Health LLC Series C	11/07/19 - 7/14/21	1,544,028
Bombas LLC	2/16/21 - 11/12/21	3,539,531
Bowery Farming, Inc. Series C1	5/18/21	3,450,899
ByteDance Ltd. Series E1	11/18/20	1,912,727
Cazoo Group Ltd.	3/28/21	379,000
CCC Intelligent Solutions Holdings, Inc.	2/02/21	266,360
CelLink Corp. Series D	1/20/22	1,039,113
Circle Internet Financial Ltd. Series E	5/11/21	3,486,300
Circle Internet Financial Ltd. Series F	5/09/22	863,406
Convoy, Inc. Series D	10/30/19	2,670,305
Cyxtera Technologies, Inc.	2/21/21	1,436,480
Databricks, Inc. Series G	2/01/21	1,596,311
Delhivery Private Ltd.	5/20/21	741,460
Diamond Foundry, Inc. Series C	3/15/21	2,376,672
Enevate Corp. Series E	1/29/21	1,299,984
Enevate Corp. 0% 1/29/23	1/29/21	499,219
Epic Games, Inc.	7/13/20 - 3/29/21	6,646,200
FSN E-Commerce Ventures Private Ltd.	10/07/20 - 10/26/20	994,523
GaN Systems, Inc. Series F1	11/30/21	381,337
GaN Systems, Inc. Series F2	11/30/21	201,366
GaN Systems, Inc. 0%	11/30/21	1,054,022
GoBrands, Inc. Series G	3/02/21	2,572,088
Gupshup, Inc.	6/08/21	1,621,143
Innovid Corp.	6/24/21	1,410,620
Instacart, Inc. Series H	11/13/20	2,396,520
Instacart, Inc. Series I	2/26/21	1,673,500
IonQ, Inc.	3/07/21	879,000
JUUL Labs, Inc. Class B	11/21/17	0
JUUL Labs, Inc. Series C	5/22/15	0
JUUL Labs, Inc. Series D	6/25/18	0
Meesho Series F	9/21/21	2,468,848
Mountain Digital, Inc. Series D	11/05/21	2,727,818
Neutron Holdings, Inc.	2/04/21	1,066
Neutron Holdings, Inc. Series 1C	7/03/18	305,891
Neutron Holdings, Inc. 4% 10/27/25	10/29/21	1,609,900
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	130,700
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	35,600
P3 Health Partners, Inc.	5/25/21	2,859,140
Payoneer Global, Inc.	2/03/21	654,000
Pine Labs Private Ltd.	6/30/21	857,205
Pine Labs Private Ltd. Series 1	6/30/21	2,048,493
Pine Labs Private Ltd. Series A	6/30/21	511,937
Pine Labs Private Ltd. Series B	6/30/21	557,053
Pine Labs Private Ltd. Series B2	6/30/21	450,415
Pine Labs Private Ltd. Series C	6/30/21	837,816
Pine Labs Private Ltd. Series C1	6/30/21	176,363
Pine Labs Private Ltd. Series D	6/30/21	188,667
Rad Power Bikes, Inc.	1/21/21	274,158
Rad Power Bikes, Inc. Series A	1/21/21	35,745
Rad Power Bikes, Inc. Series C	1/21/21	140,644
Rad Power Bikes, Inc. Series D	9/17/21	525,192
Relativity Space, Inc. Series E	5/27/21	3,423,050
Sema4 Holdings Corp.	2/09/21	302,000
SiMa.ai Series B	5/10/21	877,298
SiMa.ai Series B1	4/25/22	81,269
Space Exploration Technologies Corp. Class A	2/16/21	545,987
Space Exploration Technologies Corp. Series I	4/05/18	666,029
Space Exploration Technologies Corp. Series N	8/04/20	2,187,000
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	2,084,120
Stripe, Inc. Class B	5/18/21	417,335
Stripe, Inc. Series H	3/15/21	180,563
Tenstorrent, Inc. Series C1	4/23/21	279,435
Tenstorrent, Inc. 0%	4/23/21	260,000
The Beachbody Co., Inc.	2/09/21	1,193,540
The Oncology Institute, Inc.	6/28/21	1,125,360
Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	3,019,147
View, Inc.	3/05/21	1,794,130
Waymo LLC Series A2	5/08/20	643,661
Xsight Labs Ltd. Series D	2/16/21	594,103
Yanka Industries, Inc. Series E	5/15/20	642,275
Yanka Industries, Inc. Series F	4/08/21	1,771,330
Zomato Ltd.	12/09/20 - 2/10/21	1,100,721

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	3,496,381	210,124,203	204,479,507	9,801	-	-	9,141,077	0.0%
Fidelity Securities Lending Cash Central Fund 1.58%	124,803,443	632,812,339	656,494,544	393,073	-	-	101,121,238	0.3%
Total	128,299,824	842,936,542	860,974,051	402,874	-	-	110,262,315

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	366,880,593	366,235,214	645,379	-
Consumer Discretionary	222,280,951	192,989,443	18,400,792	10,890,716
Consumer Staples	7,535,175	3,142,674	-	4,392,501
Energy	175,037,214	175,037,214	-	-
Financials	28,113,317	21,931,283	-	6,182,034
Health Care	223,865,545	221,862,312	1,010,420	992,813
Industrials	49,585,772	27,310,979	1,380,063	20,894,730
Information Technology	730,431,436	698,570,974	-	31,860,462
Materials	86,662,298	83,831,087	-	2,831,211
Real Estate	1,778,431	1,778,431	-	-
Utilities	52,106,738	42,333,310	9,773,428	-

Corporate Bonds	1,674,877	-	-	1,674,877

Preferred Securities	1,813,241	-	-	1,813,241

Money Market Funds	110,262,315	110,262,315	-	-

Equity Funds	19,661,130	19,661,130	-	-
Total Investments in Securities:	2,077,689,033	1,964,946,366	31,210,082	81,532,585
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Industrials
Beginning Balance	$19,804,962
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	1,816,884
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(727,116)
Ending Balance	$20,894,730
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2022	$1,816,884
Equities - Information Technology
Beginning Balance	$35,813,938
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(4,034,745)
Cost of Purchases	81,269
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$31,860,462
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2022	$(4,034,745)
Other Investments in Securities
Beginning Balance	$40,714,229
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(14,696,956)
Cost of Purchases	2,657,630
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	102,490
Transfers out of Level 3	-
Ending Balance	$28,777,393
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2022	$(14,696,956)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
		June 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $94,847,700) - See accompanying schedule:	$1,967,426,719
Unaffiliated issuers (cost $1,708,284,004)
Fidelity Central Funds (cost $110,262,314)	110,262,314

Total Investment in Securities (cost $1,818,546,318)		$2,077,689,033
Cash		343,653
Foreign currency held at value (cost $97,772)		97,772
Receivable for investments sold		2,450,137
Receivable for fund shares sold		857,008
Dividends receivable		675,935
Interest receivable		25,208
Distributions receivable from Fidelity Central Funds		50,317
Other receivables		2,011
Total assets		2,082,191,074
Liabilities
Payable for investments purchased	$6,020,721
Payable for fund shares redeemed	803,668
Accrued management fee	922,380
Distribution and service plan fees payable	196,289
Other affiliated payables	207,924
Other payables and accrued expenses	646,811
Collateral on securities loaned	101,114,021
Total Liabilities		109,911,814
Net Assets		$1,972,279,260
Net Assets consist of:
Paid in capital		$1,861,553,377
Total accumulated earnings (loss)		110,725,883
Net Assets		$1,972,279,260

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($274,187,953 ÷ 6,490,370 shares)		$42.25
Service Class :
Net Asset Value , offering price and redemption price per share ($97,161,411 ÷ 2,307,787 shares)		$42.10
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($854,868,966 ÷ 20,774,780 shares)		$41.15
Investor Class :
Net Asset Value , offering price and redemption price per share ($746,060,930 ÷ 17,848,591 shares)		$41.80

Statement of Operations
		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$6,048,199
Interest		14,801
Income from Fidelity Central Funds (including $393,073 from security lending)		402,874
Total Income		6,465,874
Expenses
Management fee	$6,609,836
Transfer agent fees	1,143,938
Distribution and service plan fees	1,369,389
Accounting fees	368,323
Custodian fees and expenses	30,613
Independent trustees' fees and expenses	4,659
Audit	32,960
Legal	4,516
Interest	5,460
Miscellaneous	5,741
Total expenses before reductions	9,575,435
Expense reductions	(44,442)
Total expenses after reductions		9,530,993
Net Investment income (loss)		(3,065,119)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers(net of foreign taxes of $1,824,036)	(101,042,509)
Foreign currency transactions	(138,935)
Total net realized gain (loss)		(101,181,444)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,150,094)	(1,058,922,046)
Unfunded commitments	97,283
Assets and liabilities in foreign currencies	(3,056)
Total change in net unrealized appreciation (depreciation)		(1,058,827,819)
Net gain (loss)		(1,160,009,263)
Net increase (decrease) in net assets resulting from operations		$(1,163,074,382)

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,065,119)	$(14,311,071)
Net realized gain (loss)	(101,181,444)	518,790,946
Change in net unrealized appreciation (depreciation)	(1,058,827,819)	(157,766,100)
Net increase (decrease) in net assets resulting from operations	(1,163,074,382)	346,713,775
Distributions to shareholders	(455,527,380)	(290,996,278)
Share transactions - net increase (decrease)	294,534,991	275,469,006
Total increase (decrease) in net assets	(1,324,066,771)	331,186,503

Net Assets
Beginning of period	3,296,346,031	2,965,159,528
End of period	$1,972,279,260	$3,296,346,031

Growth Opportunities Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$79.25	$77.54	$48.86	$38.01	$36.08	$31.06
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.24)	(.06)	.09 C	.03	.13
Net realized and unrealized gain (loss)	(25.88)	9.38	32.11	14.54	4.19	9.54
Total from investment operations	(25.91)	9.14	32.05	14.63	4.22	9.67
Distributions from net investment income	-	-	(.01)	(.07)	(.05)	(.10)
Distributions from net realized gain	(11.09)	(7.43)	(3.36)	(3.71)	(2.24)	(4.54)
Total distributions	(11.09)	(7.43)	(3.37)	(3.78)	(2.29)	(4.65) D
Net asset value, end of period	$42.25	$79.25	$77.54	$48.86	$38.01	$36.08
Total Return E,F,G	(36.31)%	11.94%	68.66%	40.84%	12.46%	34.47%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.62% J	.62%	.64%	.64%	.65%	.67%
Expenses net of fee waivers, if any	.62% J	.62%	.64%	.64%	.65%	.66%
Expenses net of all reductions	.62% J	.62%	.63%	.64%	.65%	.66%
Net investment income (loss)	(.11)% J	(.30)%	(.10)%	.20% C	.09%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$274,188	$471,980	$470,897	$284,621	$187,106	$167,740
Portfolio turnover rate K	89% J	82%	65%	49%	39%	54%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .03%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Growth Opportunities Portfolio Service Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$79.06	$77.37	$48.77	$37.95	$36.02	$31.01
Income from Investment Operations
Net investment income (loss) A,B	(.06)	(.32)	(.12)	.04 C	- D	.10
Net realized and unrealized gain (loss)	(25.81)	9.35	32.04	14.52	4.17	9.52
Total from investment operations	(25.87)	9.03	31.92	14.56	4.17	9.62
Distributions from net investment income	-	-	- D	(.02)	(.04)	(.07)
Distributions from net realized gain	(11.09)	(7.34)	(3.31)	(3.71)	(2.20)	(4.54)
Total distributions	(11.09)	(7.34)	(3.32) E	(3.74) E	(2.24)	(4.61)
Net asset value, end of period	$42.10	$79.06	$77.37	$48.77	$37.95	$36.02
Total Return F,G,H	(36.35)%	11.83%	68.49%	40.70%	12.35%	34.36%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.72% K	.72%	.74%	.74%	.75%	.77%
Expenses net of fee waivers, if any	.72% K	.72%	.74%	.74%	.75%	.76%
Expenses net of all reductions	.72% K	.72%	.73%	.74%	.75%	.76%
Net investment income (loss)	(.21)% K	(.40)%	(.20)%	.10% C	(.01)%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$97,161	$157,797	$163,452	$111,145	$94,561	$102,730
Portfolio turnover rate L	89% K	82%	65%	49%	39%	54%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.07)%.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Growth Opportunities Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$77.62	$76.08	$48.05	$37.46	$35.60	$30.71
Income from Investment Operations
Net investment income (loss) A,B	(.09)	(.44)	(.20)	(.02) C	(.06)	.05
Net realized and unrealized gain (loss)	(25.29)	9.22	31.50	14.31	4.13	9.42
Total from investment operations	(25.38)	8.78	31.30	14.29	4.07	9.47
Distributions from net investment income	-	-	-	-	(.03)	(.04)
Distributions from net realized gain	(11.09)	(7.24)	(3.27)	(3.70)	(2.17)	(4.54)
Total distributions	(11.09)	(7.24)	(3.27)	(3.70)	(2.21) D	(4.58)
Net asset value, end of period	$41.15	$77.62	$76.08	$48.05	$37.46	$35.60
Total Return E,F,G	(36.40)%	11.68%	68.21%	40.49%	12.18%	34.17%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.87% J	.87%	.88%	.89%	.90%	.91%
Expenses net of fee waivers, if any	.87% J	.87%	.88%	.89%	.90%	.91%
Expenses net of all reductions	.87% J	.87%	.88%	.89%	.90%	.91%
Net investment income (loss)	(.36)% J	(.55)%	(.35)%	(.05)% C	(.16)%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$854,869	$1,304,134	$1,079,778	$505,917	$273,228	$193,945
Portfolio turnover rate K	89% J	82%	65%	49%	39%	54%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.22)%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Growth Opportunities Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$78.58	$76.94	$48.52	$37.78	$35.88	$30.91
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.30)	(.10)	.05 C	- D	.10
Net realized and unrealized gain (loss)	(25.64)	9.31	31.86	14.44	4.16	9.49
Total from investment operations	(25.69)	9.01	31.76	14.49	4.16	9.59
Distributions from net investment income	-	-	(.01)	(.04)	(.04)	(.08)
Distributions from net realized gain	(11.09)	(7.37)	(3.33)	(3.71)	(2.22)	(4.54)
Total distributions	(11.09)	(7.37)	(3.34)	(3.75)	(2.26)	(4.62)
Net asset value, end of period	$41.80	$78.58	$76.94	$48.52	$37.78	$35.88
Total Return E,F,G	(36.34)%	11.87%	68.52%	40.71%	12.37%	34.38%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.70% J	.70%	.71%	.72%	.73%	.75%
Expenses net of fee waivers, if any	.70% J	.70%	.71%	.72%	.73%	.75%
Expenses net of all reductions	.70% J	.70%	.71%	.72%	.73%	.74%
Net investment income (loss)	(.18)% J	(.38)%	(.18)%	.12% C	.01%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$746,061	$1,362,435	$1,251,032	$647,493	$347,473	$243,040
Portfolio turnover rate K	89% J	82%	65%	49%	39%	54%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.05)%.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2022

1. Organization.
VIP Growth Opportunities Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$78,044,467	Market approach	Transaction price	$1.11 - $700.00 / $319.84	Increase
			Discount rate	5.3% - 20.9% / 11.4%	Decrease
		Recovery value	Recovery value	$0.00 - $0.57 / $0.42	Increase
			Discount for lack of marketability	5.0%	Decrease
		Market comparable	Recovery value	$0.00	Increase
			Enterprise value/Revenue multiple (EV/R)	2.0 - 26.0 / 7.2	Increase
			Enterprise value/Gross profit multiple (EV/GP)	8.8	Increase
			Probability rate	15.0% - 85.0% / 50.0%	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	30.0%	Decrease
			Term	5.0	Increase
			Volatility	80.0%	Increase
			Exit multiple	2.5	Increase
Corporate Bonds	$1,674,877	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.8	Increase
			Discount rate	29.2%	Decrease
			Term	1.1 - 1.3 / 1.2	Increase
			Volatility	75.0%	Increase
			Probability rate	10.0% - 65.0% / 33.3%	Increase
Preferred Securities	$1,813,241	Market approach	Transaction price	$100.00	Increase
A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.
Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
Gross unrealized appreciation	$621,122,107
Gross unrealized depreciation	(401,429,715)
Net unrealized appreciation (depreciation)	$219,692,392
Tax cost	$1,857,996,641
The Fund elected to defer to its next fiscal year approximately $19,615,754 of capital losses recognized during the period November 1, 2021 to December 31, 2021.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.
Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.
At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.
Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.
As of period end, investments in Subsidiaries were as follows:
	$ Amount	% of Net Assets
VIP Growth Opportunities Portfolio	3,019,147.15
The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
VIP Growth Opportunities Portfolio	1,148,419,506	1,319,732,107
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.
Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:
Service Class	$61,257
Service Class 2	1,308,132
$1,369,389
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:
	Amount	% of Class-Level Average Net Assets A
Initial Class	$110,292.06
Service Class	37,830.06
Service Class 2	323,349.06
Investor Class	672,467.14
	$1,143,938
A Annualized
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
VIP Growth Opportunities Portfolio	.03
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
VIP Growth Opportunities Portfolio	$25,962
Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:
	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Growth Opportunities Portfolio	Borrower	$9,180,135.38%		$5,362
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Growth Opportunities Portfolio	125,892,519	91,261,510	(2,530,303)
Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:
Amount ($)
VIP Growth Opportunities Portfolio	3,164
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
VIP Growth Opportunities Portfolio	$2,525
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Growth Opportunities Portfolio	$42,164	$12,078	$-
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Growth Opportunities Portfolio	$6,094,000.58%		$98
9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $44,442.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:
	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Growth Opportunities Portfolio
Distributions to shareholders
Initial Class	$64,630,110	$44,683,955
Service Class	21,878,935	15,002,730
Service Class 2	187,539,568	106,914,640
Investor Class	181,478,767	124,394,953
Total	$455,527,380	$290,996,278
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:
	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Growth Opportunities Portfolio
Initial Class
Shares sold	245,907	798,604	$13,765,926	$64,046,280
Reinvestment of distributions	1,134,459	562,222	64,630,110	44,683,955
Shares redeemed	(845,235)	(1,478,756)	(46,856,758)	(117,097,350)
Net increase (decrease).	535,131	(117,930)	$31,539,278	$(8,367,115)
Service Class
Shares sold	82,523	131,744	$4,264,185	$10,555,172
Reinvestment of distributions	385,193	189,152	21,878,935	15,002,730
Shares redeemed	(155,753)	(437,810)	(8,552,345)	(34,733,936)
Net increase (decrease).	311,963	(116,914)	$17,590,775	$(9,176,034)
Service Class 2
Shares sold	2,994,365	5,059,471	$156,640,250	$395,555,746
Reinvestment of distributions	3,376,658	1,373,358	187,539,568	106,914,640
Shares redeemed	(2,398,431)	(3,822,447)	(124,950,554)	(303,873,474)
Net increase (decrease).	3,972,592	2,610,382	$219,229,264	$198,596,912
Investor Class
Shares sold	253,635	2,450,283	$13,609,342	$197,530,478
Reinvestment of distributions	3,218,850	1,578,749	181,478,767	124,394,953
Shares redeemed	(2,961,922)	(2,950,707)	(168,912,435)	(227,510,188)
Net increase (decrease).	510,563	1,078,325	$26,175,674	$94,415,243
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:
Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Growth Opportunities Portfolio	45%	1	38%
13. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period- C January 1, 2022 to June 30, 2022
Growth Opportunities Portfolio
Initial Class	.62%
Actual		$ 1,000	$ 636.90	$ 2.52
Hypothetical- B		$ 1,000	$ 1,021.72	$ 3.11
Service Class	.72%
Actual		$ 1,000	$ 636.50	$ 2.92
Hypothetical- B		$ 1,000	$ 1,021.22	$ 3.61
Service Class 2	.87%
Actual		$ 1,000	$ 636.00	$ 3.53
Hypothetical- B		$ 1,000	$ 1,020.48	$ 4.36
Investor Class	.70%
Actual		$ 1,000	$ 636.60	$ 2.84
Hypothetical- B		$ 1,000	$ 1,021.32	$ 3.51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees
VIP Growth Opportunities Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.
The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe .
VIP Growth Opportunities Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.
VIP Growth Opportunities Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (Initial Class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of Initial Class ranked below the similar sales load structure group competitive median and above the ASPG competitive median for the 12-month period ended September 30, 2021. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that the servicing component of the VIP universe differs by class for both VIP Fidelity and competitor classes and that the servicing component of Initial Class is split between the class-level and the annuity level whereas other competitor classes provide all servicing at the annuity level.

The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.705699.124
VIPGRO-SANN-0822
Fidelity® Variable Insurance Products:

Growth & Income Portfolio

Semi-Annual Report
June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary June 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	7.0
Microsoft Corp.	6.4
Wells Fargo & Co.	5.2
General Electric Co.	4.1
Apple, Inc.	3.2
Bank of America Corp.	2.8
Comcast Corp. Class A	2.3
Bristol-Myers Squibb Co. *	2.2
Hess Corp. *	1.8
Visa, Inc. Class A	1.7
36.7

* Security or a portion of the security is pledged as collateral for call options written.
Market Sectors (% of Fund's net assets)

Information Technology	18.9
Financials	16.3
Health Care	14.9
Industrials	14.9
Energy	12.3
Consumer Staples	6.3
Communication Services	5.6
Consumer Discretionary	2.6
Materials	2.3
Utilities	1.5
Real Estate	1.1

Asset Allocation (% of Fund's net assets)

Written Options - (0.0)%*
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 0.9%
Cellnex Telecom SA (a)	112,500	4,365,629
Elisa Corp. (A Shares)	29,400	1,652,018
Verizon Communications, Inc.	192,280	9,758,210
		15,775,857
Entertainment - 1.6%
Activision Blizzard, Inc.	43,000	3,347,980
Nintendo Co. Ltd. ADR	65,500	3,525,210
The Walt Disney Co. (b)	115,600	10,912,640
Universal Music Group NV	442,600	8,867,947
Warner Music Group Corp. Class A	104,300	2,540,748
		29,194,525
Media - 3.0%
Comcast Corp. Class A	1,063,862	41,745,945
Interpublic Group of Companies, Inc.	407,700	11,223,981
		52,969,926
TOTAL COMMUNICATION SERVICES		97,940,308
CONSUMER DISCRETIONARY - 2.6%
Auto Components - 0.4%
BorgWarner, Inc.	209,280	6,983,674
Hotels, Restaurants & Leisure - 0.7%
Churchill Downs, Inc.	27,800	5,324,534
Marriott International, Inc. Class A	27,500	3,740,275
Starbucks Corp.	36,200	2,765,318
		11,830,127
Household Durables - 0.2%
Sony Group Corp. sponsored ADR	31,400	2,567,578
Whirlpool Corp.	8,700	1,347,369
		3,914,947
Multiline Retail - 0.1%
Target Corp.	14,000	1,977,220
Specialty Retail - 1.1%
Lowe's Companies, Inc.	114,317	19,967,750
Williams-Sonoma, Inc.	2,900	321,755
		20,289,505
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	6,300	643,860
Puma AG	22,602	1,488,414
Tapestry, Inc.	900	27,468
		2,159,742
TOTAL CONSUMER DISCRETIONARY		47,155,215
CONSUMER STAPLES - 6.3%
Beverages - 2.5%
Diageo PLC sponsored ADR (c)	54,500	9,489,540
Keurig Dr. Pepper, Inc.	241,300	8,539,607
Pernod Ricard SA	16,000	2,939,290
Remy Cointreau SA	9,368	1,636,527
The Coca-Cola Co.	352,453	22,172,818
		44,777,782
Food & Staples Retailing - 1.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	11,500	448,582
Sysco Corp.	191,700	16,238,907
Walmart, Inc.	59,400	7,221,852
		23,909,341
Food Products - 0.3%
Lamb Weston Holdings, Inc.	84,800	6,059,808
Household Products - 0.4%
Colgate-Palmolive Co.	16,100	1,290,254
Kimberly-Clark Corp.	3,200	432,480
Spectrum Brands Holdings, Inc.	57,900	4,748,958
		6,471,692
Tobacco - 1.8%
Altria Group, Inc.	536,485	22,408,978
Swedish Match Co. AB	1,012,300	10,328,031
		32,737,009
TOTAL CONSUMER STAPLES		113,955,632
ENERGY - 12.3%
Oil, Gas & Consumable Fuels - 12.3%
Canadian Natural Resources Ltd.	130,700	7,023,399
Cenovus Energy, Inc. (Canada)	1,339,904	25,492,735
Energy Transfer LP	34,700	346,306
Enterprise Products Partners LP	26,500	645,805
Exxon Mobil Corp.	1,460,200	125,051,523
Hess Corp. (d)	307,600	32,587,144
Imperial Oil Ltd.	188,400	8,881,380
Kosmos Energy Ltd. (b)	1,002,828	6,207,505
Phillips 66 Co.	46,900	3,845,331
Tourmaline Oil Corp.	222,900	11,590,038
		221,671,166
FINANCIALS - 16.3%
Banks - 11.8%
Bank of America Corp.	1,597,012	49,714,984
JPMorgan Chase & Co.	135,332	15,239,737
M&T Bank Corp.	29,900	4,765,761
PNC Financial Services Group, Inc.	125,372	19,779,940
Truist Financial Corp.	352,304	16,709,779
U.S. Bancorp	263,198	12,112,372
Wells Fargo & Co.	2,371,279	92,882,998
		211,205,571
Capital Markets - 3.0%
Ashmore Group PLC	314,500	849,141
Brookfield Asset Management, Inc. Class A	75,345	3,350,592
Intercontinental Exchange, Inc.	3,200	300,928
KKR & Co. LP	126,693	5,864,619
Morgan Stanley	86,583	6,585,503
Northern Trust Corp.	198,845	19,184,566
Raymond James Financial, Inc.	96,550	8,632,536
S&P Global, Inc.	300	101,118
State Street Corp.	160,579	9,899,695
		54,768,698
Consumer Finance - 0.2%
Discover Financial Services	32,200	3,045,476
Insurance - 1.0%
American Financial Group, Inc.	10,500	1,457,505
Brookfield Asset Management Reinsurance Partners Ltd.	548	24,430
Chubb Ltd.	30,900	6,074,322
Marsh & McLennan Companies, Inc.	40,542	6,294,146
Old Republic International Corp.	55,000	1,229,800
The Travelers Companies, Inc.	21,200	3,585,556
		18,665,759
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	61,500	2,392,350
Radian Group, Inc.	179,550	3,528,158
		5,920,508
TOTAL FINANCIALS		293,606,012
HEALTH CARE - 14.6%
Biotechnology - 0.0%
Intercept Pharmaceuticals, Inc. (b)	42,896	592,394
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	8,300	901,795
Becton, Dickinson & Co.	25,576	6,305,251
Boston Scientific Corp. (b)	319,400	11,904,038
GN Store Nord A/S	12,500	438,003
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.) (c)	210,826	4,539,084
Sonova Holding AG	6,040	1,923,386
		26,011,557
Health Care Providers & Services - 6.3%
Cardinal Health, Inc. (c)	198,100	10,354,687
Cigna Corp.	91,890	24,214,853
CVS Health Corp.	210,564	19,510,860
Humana, Inc.	9,300	4,353,051
McKesson Corp.	72,188	23,548,447
UnitedHealth Group, Inc.	59,500	30,560,985
		112,542,883
Life Sciences Tools & Services - 0.3%
Danaher Corp.	23,200	5,881,664
Pharmaceuticals - 6.5%
Bayer AG	210,033	12,542,414
Bristol-Myers Squibb Co. (d)	499,100	38,430,700
Eli Lilly & Co.	21,000	6,808,830
GSK PLC sponsored ADR	505,294	21,995,448
Johnson & Johnson	155,059	27,524,523
Sanofi SA sponsored ADR	80,700	4,037,421
UCB SA	62,300	5,264,767
Viatris, Inc.	22,500	235,575
		116,839,678
TOTAL HEALTH CARE		261,868,176
INDUSTRIALS - 14.9%
Aerospace & Defense - 2.9%
Airbus Group NV	90,000	8,802,891
General Dynamics Corp.	34,700	7,677,375
Huntington Ingalls Industries, Inc.	25,800	5,619,756
MTU Aero Engines AG	13,000	2,366,376
Raytheon Technologies Corp.	46,587	4,477,477
Safran SA	30,200	3,006,878
The Boeing Co. (b)	152,010	20,782,807
		52,733,560
Air Freight & Logistics - 2.1%
DSV A/S	9,600	1,349,926
Expeditors International of Washington, Inc.	2,095	204,179
FedEx Corp.	26,700	6,053,157
United Parcel Service, Inc. Class B	163,772	29,894,941
		37,502,203
Airlines - 0.0%
Copa Holdings SA Class A (b)	7,200	456,264
Building Products - 0.4%
A.O. Smith Corp.	23,200	1,268,576
Johnson Controls International PLC	111,600	5,343,408
		6,611,984
Commercial Services & Supplies - 0.6%
GFL Environmental, Inc.	253,600	6,533,076
Healthcare Services Group, Inc. (c)	180,700	3,145,987
Ritchie Bros. Auctioneers, Inc.	4,000	260,255
		9,939,318
Electrical Equipment - 0.9%
Acuity Brands, Inc.	35,500	5,468,420
Hubbell, Inc. Class B (c)	33,179	5,925,106
Regal Rexnord Corp.	5,400	613,008
Rockwell Automation, Inc.	5,100	1,016,481
Vertiv Holdings Co.	392,200	3,223,884
		16,246,899
Industrial Conglomerates - 4.3%
3M Co.	28,400	3,675,244
General Electric Co.	1,161,831	73,973,780
		77,649,024
Machinery - 1.8%
Allison Transmission Holdings, Inc.	74,000	2,845,300
Caterpillar, Inc.	9,800	1,751,848
Cummins, Inc.	14,000	2,709,420
Donaldson Co., Inc.	155,200	7,471,328
Epiroc AB (A Shares)	8,400	130,243
Flowserve Corp.	85,300	2,442,139
Fortive Corp.	67,400	3,665,212
Kardex AG	1,700	282,428
Nordson Corp.	24,500	4,959,780
Otis Worldwide Corp.	22,643	1,600,181
Stanley Black & Decker, Inc.	13,100	1,373,666
Westinghouse Air Brake Tech Co.	32,121	2,636,492
		31,868,037
Professional Services - 0.5%
Equifax, Inc.	15,000	2,741,700
RELX PLC (London Stock Exchange)	218,829	5,941,505
Robert Half International, Inc.	2,600	194,714
		8,877,919
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	194,038	8,982,019
Trading Companies & Distributors - 0.8%
Brenntag SE	19,000	1,244,086
Fastenal Co.	32,300	1,612,416
MSC Industrial Direct Co., Inc. Class A	2,000	150,220
Watsco, Inc.	49,292	11,771,915
		14,778,637
Transportation Infrastructure - 0.1%
Aena SME SA (a)(b)	12,500	1,595,012
TOTAL INDUSTRIALS		267,240,876
INFORMATION TECHNOLOGY - 18.9%
Electronic Equipment & Components - 0.2%
CDW Corp.	26,300	4,143,828
IT Services - 4.4%
Amadeus IT Holding SA Class A (b)	138,900	7,777,589
DXC Technology Co. (b)	29,500	894,145
Edenred SA	160,500	7,563,773
Fidelity National Information Services, Inc.	120,200	11,018,734
Genpact Ltd.	131,700	5,578,812
Global Payments, Inc.	31,100	3,440,904
IBM Corp.	49,700	7,017,143
MasterCard, Inc. Class A	8,500	2,681,580
Unisys Corp. (b)	210,696	2,534,673
Visa, Inc. Class A	157,376	30,985,761
		79,493,114
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	38,100	5,566,029
Applied Materials, Inc.	33,900	3,084,222
Intel Corp.	175,200	6,554,232
Lam Research Corp.	6,900	2,940,435
Marvell Technology, Inc.	113,000	4,918,890
NVIDIA Corp.	4,300	651,837
NXP Semiconductors NV	52,000	7,697,560
Qualcomm, Inc.	200,761	25,645,210
Teradyne, Inc.	19,800	1,773,090
		58,831,505
Software - 7.6%
Intuit, Inc.	13,800	5,319,072
Microsoft Corp.	443,618	113,934,411
Open Text Corp.	42,600	1,611,400
SAP SE sponsored ADR	144,800	13,136,256
Temenos Group AG	29,740	2,542,690
		136,543,829
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	418,432	57,208,023
FUJIFILM Holdings Corp.	16,300	875,823
Samsung Electronics Co. Ltd.	41,980	1,856,441
		59,940,287
TOTAL INFORMATION TECHNOLOGY		338,952,563
MATERIALS - 2.3%
Chemicals - 0.7%
DuPont de Nemours, Inc.	176,400	9,804,312
PPG Industries, Inc.	14,400	1,646,496
		11,450,808
Metals & Mining - 1.6%
First Quantum Minerals Ltd.	349,800	6,636,200
Freeport-McMoRan, Inc.	487,600	14,267,176
Glencore Xstrata PLC	1,499,600	8,122,488
		29,025,864
TOTAL MATERIALS		40,476,672
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	35,300	9,022,327
Equinix, Inc.	200	131,404
Public Storage	700	218,869
Simon Property Group, Inc.	101,800	9,662,856
		19,035,456
UTILITIES - 1.5%
Electric Utilities - 1.3%
Constellation Energy Corp.	12,333	706,188
Duke Energy Corp.	30,000	3,216,300
Entergy Corp.	32,900	3,705,856
Exelon Corp.	37,000	1,676,840
NextEra Energy, Inc.	7,800	604,188
PG&E Corp. (b)	274,400	2,738,512
Southern Co.	154,200	10,996,002
		23,643,886
Multi-Utilities - 0.2%
Sempra Energy	17,900	2,689,833
TOTAL UTILITIES		26,333,719
TOTAL COMMON STOCKS (Cost $1,233,823,025)		1,728,235,795

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 6.50%	40,000	1,984,400
Boston Scientific Corp. Series A, 5.50%	23,900	2,426,806
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,390,000)		4,411,206

Convertible Bonds - 0.2%
	Principal Amount (e)	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Snap, Inc. 0.125% 3/1/28 (a)	1,373,000	954,922
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Intercept Pharmaceuticals, Inc. 2% 5/15/26	3,194,000	2,087,918
TOTAL CONVERTIBLE BONDS (Cost $3,583,666)		3,042,840

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (f)	48,200,196	48,209,836
Fidelity Securities Lending Cash Central Fund 1.58% (f)(g)	20,052,963	20,054,969
TOTAL MONEY MARKET FUNDS (Cost $68,264,805)		68,264,805

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $1,310,061,496)	1,803,954,646
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(8,485,438)
NET ASSETS - 100.0%	1,795,469,208

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Bristol-Myers Squibb Co.	Chicago Board Options Exchange	243	1,871,100	80.00	09/16/22	(48,236)
Hess Corp.	Chicago Board Options Exchange	297	3,146,418	125.00	08/19/22	(67,568)

TOTAL WRITTEN OPTIONS						(115,804)

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,915,563 or 0.4% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $5,017,518.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	17,754,902	142,148,221	111,693,287	99,983	-	-	48,209,836	0.1%
Fidelity Securities Lending Cash Central Fund 1.58%	312,435	135,629,511	115,886,977	9,170	-	-	20,054,969	0.1%
Total	18,067,337	277,777,732	227,580,264	109,153	-	-	68,264,805

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	97,940,308	89,072,361	8,867,947	-
Consumer Discretionary	47,155,215	47,155,215	-	-
Consumer Staples	113,955,632	103,627,601	10,328,031	-
Energy	221,671,166	221,671,166	-	-
Financials	293,606,012	293,606,012	-	-
Health Care	266,279,382	249,325,762	16,953,620	-
Industrials	267,240,876	245,170,335	22,070,541	-
Information Technology	338,952,563	330,299,151	8,653,412	-
Materials	40,476,672	32,354,184	8,122,488	-
Real Estate	19,035,456	19,035,456	-	-
Utilities	26,333,719	26,333,719	-	-

Corporate Bonds	3,042,840	-	3,042,840	-

Money Market Funds	68,264,805	68,264,805	-	-
Total Investments in Securities:	1,803,954,646	1,725,915,767	78,038,879	-
Derivative Instruments:

Liabilities
Written Options	(115,804)	(115,804)	-	-
Total Liabilities	(115,804)	(115,804)	-	-
Total Derivative Instruments:	(115,804)	(115,804)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(115,804)
Total Equity Risk	0	(115,804)
Total Value of Derivatives	0	(115,804)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Financial Statements
Statement of Assets and Liabilities
		June 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,386,552) - See accompanying schedule:	$1,735,689,841
Unaffiliated issuers (cost $1,241,796,691)
Fidelity Central Funds (cost $68,264,805)	68,264,805

Total Investment in Securities (cost $1,310,061,496)		$1,803,954,646
Cash		23,225
Foreign currency held at value (cost $131,618)		131,618
Receivable for investments sold		2,113,517
Receivable for fund shares sold		8,620,342
Dividends receivable		2,728,711
Interest receivable		8,849
Distributions receivable from Fidelity Central Funds		51,075
Other receivables		102
Total assets		1,817,632,085
Liabilities
Payable for investments purchased	$637,396
Payable for fund shares redeemed	272,536
Accrued management fee	663,171
Distribution and service plan fees payable	220,998
Written options, at value (premium received $250,463)	115,804
Other affiliated payables	162,433
Other payables and accrued expenses	36,080
Collateral on securities loaned	20,054,459
Total Liabilities		22,162,877
Net Assets		$1,795,469,208
Net Assets consist of:
Paid in capital		$1,255,807,853
Total accumulated earnings (loss)		539,661,355
Net Assets		$1,795,469,208

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($365,586,138 ÷ 15,872,324 shares)		$23.03
Service Class :
Net Asset Value , offering price and redemption price per share ($111,606,353 ÷ 4,904,420 shares)		$22.76
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($975,298,872 ÷ 43,734,328 shares)		$22.30
Investor Class :
Net Asset Value , offering price and redemption price per share ($342,977,845 ÷ 14,977,687 shares)		$22.90

Statement of Operations
		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$21,752,247
Interest		94,622
Income from Fidelity Central Funds (including $9,170 from security lending)		109,153
Total Income		21,956,022
Expenses
Management fee	$4,256,013
Transfer agent fees	761,189
Distribution and service plan fees	1,415,696
Accounting fees	298,133
Custodian fees and expenses	21,356
Independent trustees' fees and expenses	3,401
Audit	28,869
Legal	2,528
Interest	405
Miscellaneous	3,608
Total expenses before reductions	6,791,198
Expense reductions	(30,085)
Total expenses after reductions		6,761,113
Net Investment income (loss)		15,194,909
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	35,362,326
Foreign currency transactions	15,253
Written options	1,092,785
Total net realized gain (loss)		36,470,364
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(297,679,702)
Assets and liabilities in foreign currencies	(30,232)
Written options	8,490
Total change in net unrealized appreciation (depreciation)		(297,701,444)
Net gain (loss)		(261,231,080)
Net increase (decrease) in net assets resulting from operations		$(246,036,171)

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,194,909	$39,049,478
Net realized gain (loss)	36,470,364	46,453,948
Change in net unrealized appreciation (depreciation)	(297,701,444)	338,858,569
Net increase (decrease) in net assets resulting from operations	(246,036,171)	424,361,995
Distributions to shareholders	(4,064,527)	(133,000,432)
Share transactions - net increase (decrease)	(36,247,309)	105,627,226
Total increase (decrease) in net assets	(286,348,007)	396,988,789

Net Assets
Beginning of period	2,081,817,215	1,684,828,426
End of period	$1,795,469,208	$2,081,817,215

Growth & Income Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$26.22	$22.36	$22.17	$19.38	$22.71	$20.15
Income from Investment Operations
Net investment income (loss) A,B	.21	.55 C	.42	.46	.46	.38
Net realized and unrealized gain (loss)	(3.35)	5.07	1.23	4.91	(2.42)	2.96
Total from investment operations	(3.14)	5.62	1.65	5.37	(1.96)	3.34
Distributions from net investment income	-	(.62)	(.42)	(.77) D	(.08)	(.28)
Distributions from net realized gain	(.05)	(1.14)	(1.03)	(1.81) D	(1.29)	(.51)
Total distributions	(.05)	(1.76)	(1.46) E	(2.58)	(1.37)	(.78) E
Net asset value, end of period	$23.03	$26.22	$22.36	$22.17	$19.38	$22.71
Total Return F,G,H	(12.00)%	25.95%	7.85%	30.05%	(8.98)%	16.90%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.52% K	.52%	.54%	.54%	.55%	.55%
Expenses net of fee waivers, if any	.52% K	.52%	.54%	.54%	.54%	.55%
Expenses net of all reductions	.52% K	.52%	.53%	.54%	.54%	.55%
Net investment income (loss)	1.68% K	2.18% C	2.18%	2.27%	2.08%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$365,586	$439,309	$377,942	$358,103	$361,868	$433,702
Portfolio turnover rate L	12% K	15%	26%	34%	41%	35%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.55%.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Growth & Income Portfolio Service Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$25.91	$22.12	$21.95	$19.21	$22.52	$19.99
Income from Investment Operations
Net investment income (loss) A,B	.20	.52 C	.40	.44	.43	.35
Net realized and unrealized gain (loss)	(3.30)	5.00	1.21	4.87	(2.39)	2.94
Total from investment operations	(3.10)	5.52	1.61	5.31	(1.96)	3.29
Distributions from net investment income	-	(.59)	(.40)	(.75) D	(.06)	(.25)
Distributions from net realized gain	(.05)	(1.14)	(1.03)	(1.81) D	(1.29)	(.51)
Total distributions	(.05)	(1.73)	(1.44) E	(2.57) E	(1.35)	(.76)
Net asset value, end of period	$22.76	$25.91	$22.12	$21.95	$19.21	$22.52
Total Return F,G,H	(11.99)%	25.76%	7.74%	29.94%	(9.07)%	16.77%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.62% K	.62%	.64%	.64%	.65%	.65%
Expenses net of fee waivers, if any	.62% K	.62%	.64%	.64%	.64%	.65%
Expenses net of all reductions	.62% K	.62%	.63%	.64%	.64%	.65%
Net investment income (loss)	1.58% K	2.08% C	2.08%	2.17%	1.98%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$111,606	$128,601	$115,376	$118,198	$101,089	$125,661
Portfolio turnover rate L	12% K	15%	26%	34%	41%	35%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.45%.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Growth & Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$25.42	$21.72	$21.58	$18.94	$22.22	$19.74
Income from Investment Operations
Net investment income (loss) A,B	.18	.48 C	.37	.40	.39	.32
Net realized and unrealized gain (loss)	(3.25)	4.92	1.18	4.78	(2.35)	2.90
Total from investment operations	(3.07)	5.40	1.55	5.18	(1.96)	3.22
Distributions from net investment income	-	(.55)	(.38)	(.73) D	(.04)	(.23)
Distributions from net realized gain	(.05)	(1.14)	(1.03)	(1.81) D	(1.28)	(.51)
Total distributions	(.05)	(1.70) E	(1.41)	(2.54)	(1.32)	(.74)
Net asset value, end of period	$22.30	$25.42	$21.72	$21.58	$18.94	$22.22
Total Return F,G,H	(12.10)%	25.64%	7.59%	29.68%	(9.19)%	16.61%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.77% K	.77%	.79%	.79%	.80%	.80%
Expenses net of fee waivers, if any	.77% K	.77%	.79%	.79%	.79%	.80%
Expenses net of all reductions	.77% K	.77%	.78%	.79%	.79%	.80%
Net investment income (loss)	1.43% K	1.94% C	1.93%	2.02%	1.83%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$975,299	$1,137,635	$908,013	$790,495	$527,879	$546,278
Portfolio turnover rate L	12% K	15%	26%	34%	41%	35%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.30%.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Growth & Income Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$26.07	$22.25	$22.07	$19.30	$22.62	$20.07
Income from Investment Operations
Net investment income (loss) A,B	.20	.53 C	.41	.44	.44	.36
Net realized and unrealized gain (loss)	(3.32)	5.03	1.21	4.90	(2.41)	2.96
Total from investment operations	(3.12)	5.56	1.62	5.34	(1.97)	3.32
Distributions from net investment income	-	(.60)	(.41)	(.75) D	(.06)	(.26)
Distributions from net realized gain	(.05)	(1.14)	(1.03)	(1.81) D	(1.29)	(.51)
Total distributions	(.05)	(1.74)	(1.44)	(2.57) E	(1.35)	(.77)
Net asset value, end of period	$22.90	$26.07	$22.25	$22.07	$19.30	$22.62
Total Return F,G,H	(11.99)%	25.80%	7.76%	29.97%	(9.05)%	16.83%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.60% K	.60%	.61%	.62%	.62%	.63%
Expenses net of fee waivers, if any	.60% K	.60%	.61%	.62%	.62%	.63%
Expenses net of all reductions	.60% K	.60%	.61%	.62%	.62%	.63%
Net investment income (loss)	1.60% K	2.11% C	2.10%	2.19%	2.01%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$342,978	$376,272	$283,497	$291,704	$258,292	$320,793
Portfolio turnover rate L	12% K	15%	26%	34%	41%	35%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.48%.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2022

1. Organization.
VIP Growth & Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$602,130,825
Gross unrealized depreciation	(113,421,828)
Net unrealized appreciation (depreciation)	$488,708,997
Tax cost	$1,315,129,090

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average notional amount is presented.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Growth & Income Portfolio	115,468,804	187,104,127

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$ 62,333
Service Class 2	1,353,363
$ 1,415,696

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Initial Class	$128,109.06
Service Class	38,619.06
Service Class 2	335,346.06
Investor Class	259,115.14
	$761,189
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Growth & Income Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Growth & Income Portfolio	$2,379

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Growth & Income Portfolio .	Borrower	$23,152,000.32%		$405

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Growth & Income Portfolio	13,090,009	15,858,660	2,924,315

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Growth & Income Portfolio	$1,687

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Growth & Income Portfolio	$985	$-	$-

9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $30,085.

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Growth & Income Portfolio
Distributions to shareholders
Initial Class	$834,870	$29,180,191
Service Class	251,556	8,583,827
Service Class 2	2,216,448	71,702,293
Investor Class	761,653	23,534,121
Total	$4,064,527	$133,000,432

11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Growth & Income Portfolio
Initial Class
Shares sold	3,116,577	2,834,414	$78,531,325	$71,355,013
Reinvestment of distributions	31,326	1,199,113	834,870	29,180,191
Shares redeemed	(4,033,265)	(4,175,421)	(102,138,853)	(104,656,469)
Net increase (decrease).	(885,362)	(141,894)	$(22,772,658)	$(4,121,265)
Service Class
Shares sold	149,327	137,042	$3,793,350	$3,481,587
Reinvestment of distributions	9,550	357,380	251,556	8,583,827
Shares redeemed	(217,049)	(747,533)	(5,469,943)	(19,043,010)
Net increase (decrease).	(58,172)	(253,111)	$(1,425,037)	$(6,977,596)
Service Class 2
Shares sold	2,191,986	5,519,392	$54,375,006	$134,744,364
Reinvestment of distributions	85,809	3,031,330	2,216,448	71,702,293
Shares redeemed	(3,305,411)	(5,585,958)	(83,717,362)	(132,439,834)
Net increase (decrease).	(1,027,616)	2,964,764	$(27,125,908)	$74,006,823
Investor Class
Shares sold	2,110,327	2,644,483	$54,671,473	$66,781,336
Reinvestment of distributions	28,741	968,694	761,653	23,534,121
Shares redeemed	(1,592,802)	(1,922,897)	(40,356,832)	(47,596,193)
Net increase (decrease).	546,266	1,690,280	$15,076,294	$42,719,264

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Growth & Income Portfolio	23%	2	53%

13. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period- C January 1, 2022 to June 30, 2022
Growth & Income Portfolio
Initial Class	.52%
Actual		$ 1,000	$ 880.00	$ 2.42
Hypothetical- B		$ 1,000	$ 1,022.22	$ 2.61
Service Class	.62%
Actual		$ 1,000	$ 880.10	$ 2.89
Hypothetical- B		$ 1,000	$ 1,021.72	$ 3.11
Service Class 2	.77%
Actual		$ 1,000	$ 879.00	$ 3.59
Hypothetical- B		$ 1,000	$ 1,020.98	$ 3.86
Investor Class	.60%
Actual		$ 1,000	$ 880.10	$ 2.80
Hypothetical- B		$ 1,000	$ 1,021.82	$ 3.01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees
VIP Growth & Income Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.
The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

  VIP Growth & Income Portfolio
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Growth & Income Portfolio
T he Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of the representative class (Initial Class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of Initial Class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies.. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.705698.124
VIPGI-SANN-0822
Fidelity® Variable Insurance Products:

Dynamic Capital Appreciation Portfolio

Semi-Annual Report
June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary June 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	9.5
UnitedHealth Group, Inc.	6.1
Amazon.com, Inc.	4.1
Alphabet, Inc. Class A	3.9
Apple, Inc.	3.7
Vertex Pharmaceuticals, Inc.	2.9
Northrop Grumman Corp.	2.1
The Coca-Cola Co.	1.9
Alphabet, Inc. Class C	1.9
CME Group, Inc.	1.7
37.8

Market Sectors (% of Fund's net assets)

Information Technology	23.3
Health Care	20.5
Communication Services	11.5
Industrials	9.7
Consumer Discretionary	9.6
Financials	8.3
Consumer Staples	5.4
Energy	4.1
Materials	3.8
Real Estate	2.4
Utilities	0.4

Asset Allocation (% of Fund's net assets)

Foreign investments - 12.2%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.5%
Entertainment - 3.0%
Universal Music Group NV	148,492	2,975,190
Warner Music Group Corp. Class A	103,175	2,513,343
		5,488,533
Interactive Media & Services - 6.5%
Alphabet, Inc.:
Class A (a)	3,304	7,200,275
Class C (a)	1,563	3,418,984
Bumble, Inc. (a)	16,100	453,215
Meta Platforms, Inc. Class A (a)	3,254	524,708
Zoominfo Technologies, Inc. (a)	10,730	356,665
		11,953,847
Media - 2.0%
Charter Communications, Inc. Class A (a)	4,310	2,019,364
Innovid Corp. (b)	11,766	19,532
Liberty Media Corp. Liberty Formula One Group Series C (a)	27,400	1,739,078
		3,777,974
TOTAL COMMUNICATION SERVICES		21,220,354
CONSUMER DISCRETIONARY - 9.6%
Automobiles - 0.7%
Ferrari NV	7,023	1,288,580
XPeng, Inc. ADR (a)	900	28,566
		1,317,146
Diversified Consumer Services - 0.9%
Laureate Education, Inc. Class A	96,506	1,116,574
Mister Car Wash, Inc. (c)	47,300	514,624
		1,631,198
Hotels, Restaurants & Leisure - 0.8%
Airbnb, Inc. Class A (a)	9,800	872,984
Flutter Entertainment PLC (a)	4,674	469,056
Wingstop, Inc. (c)	1,900	142,063
		1,484,103
Internet & Direct Marketing Retail - 4.3%
Amazon.com, Inc. (a)	70,960	7,536,662
Uber Technologies, Inc. (a)	22,000	450,120
		7,986,782
Multiline Retail - 0.3%
Dollarama, Inc.	9,500	547,032
Specialty Retail - 1.9%
Five Below, Inc. (a)	7,500	850,725
Floor & Decor Holdings, Inc. Class A (a)	2,800	176,288
TJX Companies, Inc.	31,758	1,773,684
Victoria's Secret & Co. (a)	24,974	698,523
		3,499,220
Textiles, Apparel & Luxury Goods - 0.7%
LVMH Moet Hennessy Louis Vuitton SE	200	122,576
LVMH Moet Hennessy Louis Vuitton SE	700	425,943
On Holding AG	500	8,845
Samsonite International SA (a)(d)	391,545	779,417
		1,336,781
TOTAL CONSUMER DISCRETIONARY		17,802,262
CONSUMER STAPLES - 5.4%
Beverages - 4.2%
Boston Beer Co., Inc. Class A (a)	1,800	545,346
Constellation Brands, Inc. Class A (sub. vtg.)	3,700	862,322
Keurig Dr. Pepper, Inc.	28,400	1,005,076
Monster Beverage Corp. (a)	19,774	1,833,050
The Coca-Cola Co.	54,600	3,434,886
		7,680,680
Household Products - 1.2%
Reckitt Benckiser Group PLC	29,817	2,242,604
TOTAL CONSUMER STAPLES		9,923,284
ENERGY - 4.1%
Energy Equipment & Services - 1.3%
Baker Hughes Co. Class A	57,600	1,662,912
Cactus, Inc.	4,700	189,269
Championx Corp.	10,000	198,500
Helmerich & Payne, Inc.	4,800	206,688
ProPetro Holding Corp. (a)	14,400	144,000
TechnipFMC PLC (a)	5,200	34,996
		2,436,365
Oil, Gas & Consumable Fuels - 2.8%
Canadian Natural Resources Ltd. (c)	28,300	1,519,144
Cheniere Energy, Inc.	16,300	2,168,389
Denbury, Inc. (a)	6,000	359,940
New Fortress Energy, Inc.	11,300	447,141
Range Resources Corp. (a)	23,500	581,625
		5,076,239
TOTAL ENERGY		7,512,604
FINANCIALS - 8.3%
Banks - 0.8%
M&T Bank Corp.	9,500	1,514,205
Capital Markets - 4.5%
CME Group, Inc.	15,036	3,077,869
MarketAxess Holdings, Inc.	2,300	588,823
Moody's Corp.	900	244,773
Morgan Stanley	22,810	1,734,929
Morningstar, Inc.	5,600	1,354,248
MSCI, Inc.	1,629	671,392
S&P Global, Inc.	2,000	674,120
		8,346,154
Insurance - 3.0%
American Financial Group, Inc.	8,900	1,235,409
Arthur J. Gallagher & Co.	15,457	2,520,109
BRP Group, Inc. (a)	16,600	400,890
Marsh & McLennan Companies, Inc.	8,300	1,288,575
		5,444,983
TOTAL FINANCIALS		15,305,342
HEALTH CARE - 20.5%
Biotechnology - 6.3%
Adamas Pharmaceuticals, Inc.:
rights (a)(e)	47,000	2,820
rights (a)(e)	47,000	2,820
Alnylam Pharmaceuticals, Inc. (a)	3,179	463,657
Cytokinetics, Inc. (a)	5,500	216,095
EQRx, Inc. (a)	11,677	54,765
Erasca, Inc.	4,900	27,293
Evelo Biosciences, Inc. (a)	12,700	26,797
Galapagos NV sponsored ADR (a)	10,100	563,580
Gamida Cell Ltd. (a)(c)	38,300	67,791
Hookipa Pharma, Inc. (a)	32,100	52,323
Horizon Therapeutics PLC (a)	14,500	1,156,520
Innovent Biologics, Inc. (a)(d)	36,000	160,116
Prelude Therapeutics, Inc. (a)	800	4,176
Regeneron Pharmaceuticals, Inc. (a)	3,179	1,879,202
Rubius Therapeutics, Inc. (a)	6,100	5,189
Seagen, Inc. (a)	6,900	1,220,886
Seres Therapeutics, Inc. (a)	10,900	37,387
Synlogic, Inc. (a)	34,200	39,330
Vertex Pharmaceuticals, Inc. (a)	19,025	5,361,055
Vor Biopharma, Inc. (a)	11,384	56,578
XOMA Corp. (a)(c)	10,300	229,484
		11,627,864
Health Care Equipment & Supplies - 1.0%
Edwards Lifesciences Corp. (a)	13,800	1,312,242
Insulet Corp. (a)	400	87,176
Nevro Corp. (a)	1,900	83,277
Penumbra, Inc. (a)	2,500	311,300
		1,793,995
Health Care Providers & Services - 8.2%
Guardant Health, Inc. (a)	12,000	484,080
HealthEquity, Inc. (a)	30,600	1,878,534
Option Care Health, Inc. (a)	19,700	547,463
Tenet Healthcare Corp. (a)	17,200	904,032
UnitedHealth Group, Inc.	22,024	11,312,187
		15,126,296
Health Care Technology - 1.0%
Certara, Inc. (a)	17,900	384,134
Change Healthcare, Inc. (a)	56,500	1,302,890
Doximity, Inc. (c)	3,400	118,388
Simulations Plus, Inc.	2,500	123,325
		1,928,737
Life Sciences Tools & Services - 2.3%
10X Genomics, Inc. (a)	1,900	85,975
Bio-Techne Corp.	1,700	589,288
Bruker Corp.	14,600	916,296
Codexis, Inc. (a)	12,700	132,842
Danaher Corp.	7,000	1,774,640
Nanostring Technologies, Inc. (a)	500	6,350
Thermo Fisher Scientific, Inc.	1,600	869,248
		4,374,639
Pharmaceuticals - 1.7%
Aclaris Therapeutics, Inc. (a)	7,300	101,908
AstraZeneca PLC sponsored ADR	20,300	1,341,221
Euroapi SASU (a)	691	10,901
Revance Therapeutics, Inc. (a)	8,100	111,942
Sanofi SA	15,900	1,603,452
		3,169,424
TOTAL HEALTH CARE		38,020,955
INDUSTRIALS - 9.7%
Aerospace & Defense - 2.8%
Axon Enterprise, Inc. (a)	2,000	186,340
Northrop Grumman Corp.	8,000	3,828,560
The Boeing Co. (a)	8,800	1,203,136
		5,218,036
Electrical Equipment - 1.1%
Ballard Power Systems, Inc. (a)(c)	800	5,040
Bloom Energy Corp. Class A (a)(c)	3,900	64,350
Ceres Power Holdings PLC (a)	43,000	286,845
Eaton Corp. PLC	5,800	730,742
Generac Holdings, Inc. (a)	3,500	737,030
Vestas Wind Systems A/S	9,500	201,989
		2,025,996
Machinery - 2.2%
Caterpillar, Inc.	4,600	822,296
Chart Industries, Inc. (a)	1,900	318,022
Deere & Co.	3,786	1,133,793
Ingersoll Rand, Inc.	39,822	1,675,710
Parker Hannifin Corp.	500	123,025
		4,072,846
Professional Services - 2.6%
ASGN, Inc. (a)	4,400	397,100
Clarivate Analytics PLC (a)	20,600	285,516
Experian PLC	34,791	1,021,492
KBR, Inc.	55,785	2,699,436
Kforce, Inc.	2,000	122,680
Upwork, Inc. (a)	15,460	319,713
		4,845,937
Trading Companies & Distributors - 1.0%
Azelis Group NV	3,800	83,149
Ferguson PLC	15,877	1,775,771
		1,858,920
TOTAL INDUSTRIALS		18,021,735
INFORMATION TECHNOLOGY - 23.2%
Electronic Equipment & Components - 0.4%
Teledyne Technologies, Inc. (a)	2,200	825,242
IT Services - 0.6%
Cloudflare, Inc. (a)	6,800	297,500
MongoDB, Inc. Class A (a)	3,100	804,450
Snowflake, Inc. (a)	800	111,248
		1,213,198
Semiconductors & Semiconductor Equipment - 4.1%
Aixtron AG	20,200	511,857
Allegro MicroSystems LLC (a)	5,700	117,933
ASML Holding NV	1,505	716,199
Enphase Energy, Inc. (a)	5,978	1,167,145
NVIDIA Corp.	5,087	771,138
NXP Semiconductors NV	2,400	355,272
Qualcomm, Inc.	17,539	2,240,432
SiTime Corp. (a)	900	146,727
SolarEdge Technologies, Inc. (a)	3,300	903,144
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	200	16,350
Universal Display Corp.	5,639	570,328
		7,516,525
Software - 14.4%
Adobe, Inc. (a)	5,618	2,056,525
Confluent, Inc. (c)	10,400	241,696
Epic Games, Inc. (a)(b)(e)	156	145,080
GitLab, Inc.	500	26,570
HashiCorp, Inc.	7,800	229,632
HubSpot, Inc. (a)	900	270,585
Intuit, Inc.	3,700	1,426,128
Manhattan Associates, Inc. (a)	6,100	699,060
Microsoft Corp.	68,242	17,526,594
Oracle Corp.	21,600	1,509,192
Palo Alto Networks, Inc. (a)	4,861	2,401,042
Volue A/S (a)	48,500	117,191
		26,649,295
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	49,960	6,830,531
TOTAL INFORMATION TECHNOLOGY		43,034,791
MATERIALS - 3.5%
Chemicals - 3.1%
Albemarle Corp.	5,600	1,170,288
CF Industries Holdings, Inc.	18,645	1,598,436
Sherwin-Williams Co.	8,960	2,006,234
The Chemours Co. LLC	30,826	987,049
		5,762,007
Metals & Mining - 0.4%
Lynas Rare Earths Ltd. (a)	78,788	476,224
MP Materials Corp. (a)(c)	8,400	269,472
		745,696
TOTAL MATERIALS		6,507,703
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Prologis (REIT), Inc.	19,255	2,265,351
Welltower, Inc.	20,700	1,704,645
		3,969,996
Real Estate Management & Development - 0.3%
Doma Holdings, Inc. (a)(b)	22,979	23,668
WeWork, Inc. (a)(c)	87,300	438,246
		461,914
TOTAL REAL ESTATE		4,431,910
UTILITIES - 0.4%
Electric Utilities - 0.2%
ORSTED A/S (d)	3,200	337,037
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp.	6,700	238,587
Brookfield Renewable Partners LP	4,000	139,200
		377,787
TOTAL UTILITIES		714,824
TOTAL COMMON STOCKS (Cost $153,195,218)		182,495,764

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(e)	5,300	24,237
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc. Series C (a)(b)(e)	17,672	61,499
MATERIALS - 0.3%
Metals & Mining - 0.3%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(e)	3,438	171,969
Series C3 (a)(b)(e)	4,298	214,986
Series C4 (a)(b)(e)	1,252	62,625
Series C5 (b)(e)	2,617	130,902
		580,482
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $511,834)		666,218

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (f)	2,234,424	2,234,871
Fidelity Securities Lending Cash Central Fund 1.58% (f)(g)	3,093,603	3,093,912
TOTAL MONEY MARKET FUNDS (Cost $5,328,783)		5,328,783

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $159,035,835)	188,490,765
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(3,447,152)
NET ASSETS - 100.0%	185,043,613

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $854,498 or 0.5% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,276,570 or 0.7% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ASAPP, Inc. Series C	4/30/21	116,584
Doma Holdings, Inc.	3/02/21	229,790
ElevateBio LLC Series C	3/09/21	22,234
Epic Games, Inc.	3/29/21	138,060
Illuminated Holdings, Inc. Series C2	7/07/20	85,950
Illuminated Holdings, Inc. Series C3	7/07/20	128,940
Illuminated Holdings, Inc. Series C4	1/08/21	45,072
Illuminated Holdings, Inc. Series C5	6/16/21	113,054
Innovid Corp.	6/24/21	117,660

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	813,800	16,781,066	15,359,995	3,094	-	-	2,234,871	0.0%
Fidelity Securities Lending Cash Central Fund 1.58%	374,512	12,346,200	9,626,800	7,707	-	-	3,093,912	0.0%
Total	1,188,312	29,127,266	24,986,795	10,801	-	-	5,328,783

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	21,220,354	18,245,164	2,975,190	-
Consumer Discretionary	17,802,262	17,679,686	122,576	-
Consumer Staples	9,923,284	7,680,680	2,242,604	-
Energy	7,512,604	7,512,604	-	-
Financials	15,305,342	15,305,342	-	-
Health Care	38,045,192	36,411,863	1,603,452	29,877
Industrials	18,021,735	16,798,254	1,223,481	-
Information Technology	43,096,290	42,889,711	-	206,579
Materials	7,088,185	6,031,479	476,224	580,482
Real Estate	4,431,910	4,431,910	-	-
Utilities	714,824	377,787	337,037	-

Money Market Funds	5,328,783	5,328,783	-	-
Total Investments in Securities:	188,490,765	178,693,263	8,980,564	816,938

Financial Statements
Statement of Assets and Liabilities
		June 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,951,150) - See accompanying schedule:	$183,161,982
Unaffiliated issuers (cost $153,707,052)
Fidelity Central Funds (cost $5,328,783)	5,328,783

Total Investment in Securities (cost $159,035,835)		$188,490,765
Cash		3,075
Foreign currency held at value (cost $3,678)		3,600
Receivable for fund shares sold		19,776
Dividends receivable		82,264
Distributions receivable from Fidelity Central Funds		6,550
Total assets		188,606,030
Liabilities
Payable for investments purchased	$326,238
Payable for fund shares redeemed	2,307
Accrued management fee	83,149
Distribution and service plan fees payable	3,074
Other affiliated payables	25,196
Other payables and accrued expenses	28,728
Collateral on securities loaned	3,093,725
Total Liabilities		3,562,417
Net Assets		$185,043,613
Net Assets consist of:
Paid in capital		$147,717,976
Total accumulated earnings (loss)		37,325,637
Net Assets		$185,043,613

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($21,076,267 ÷ 1,543,791 shares)		$13.65
Service Class :
Net Asset Value , offering price and redemption price per share ($388,304 ÷ 28,942 shares)		$13.42
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($14,197,100 ÷ 1,089,452 shares)		$13.03
Investor Class :
Net Asset Value , offering price and redemption price per share ($149,381,942 ÷ 10,981,657 shares)		$13.60

Statement of Operations
		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$133,602
Special dividends		71,200
Income from Fidelity Central Funds (including $7,707 from security lending)		10,801
Total Income		215,603
Expenses
Management fee	$557,719
Transfer agent fees	129,189
Distribution and service plan fees	20,567
Accounting fees	40,736
Custodian fees and expenses	13,148
Independent trustees' fees and expenses	376
Audit	26,336
Legal	1,775
Miscellaneous	421
Total expenses before reductions	790,267
Expense reductions	(3,484)
Total expenses after reductions		786,783
Net Investment income (loss)		(571,180)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	8,574,707
Foreign currency transactions	(1,197)
Total net realized gain (loss)		8,573,510
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(60,389,870)
Assets and liabilities in foreign currencies	(290)
Total change in net unrealized appreciation (depreciation)		(60,390,160)
Net gain (loss)		(51,816,650)
Net increase (decrease) in net assets resulting from operations		$(52,387,830)

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(571,180)	$1,010,371
Net realized gain (loss)	8,573,510	31,847,565
Change in net unrealized appreciation (depreciation)	(60,390,160)	17,319,602
Net increase (decrease) in net assets resulting from operations	(52,387,830)	50,177,538
Distributions to shareholders	(25,885,254)	(21,366,276)
Share transactions - net increase (decrease)	9,685,902	19,313,218
Total increase (decrease) in net assets	(68,587,182)	48,124,480

Net Assets
Beginning of period	253,630,795	205,506,315
End of period	$185,043,613	$253,630,795

Dynamic Capital Appreciation Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$19.62	$17.36	$13.20	$12.24	$14.43	$12.53
Income from Investment Operations
Net investment income (loss) A,B	(.04) C	.09 D	.03	.07	.08	.10
Net realized and unrealized gain (loss)	(3.88)	3.96	4.35	3.21	(.73) E	2.77
Total from investment operations	(3.92)	4.05	4.38	3.28	(.65)	2.87
Distributions from net investment income	-	(.11) F	(.03)	(.08)	(.08)	(.12)
Distributions from net realized gain	(2.05)	(1.67) F	(.19)	(2.24)	(1.46)	(.86)
Total distributions	(2.05)	(1.79) G	(.22)	(2.32)	(1.54)	(.97) G
Net asset value, end of period	$13.65	$19.62	$17.36	$13.20	$12.24	$14.43
Total Return H,I,J	(21.52)%	24.63%	33.61%	30.08%	(4.89)% E	23.89%
Ratios to Average Net Assets B,K,L
Expenses before reductions	.67% M	.66%	.68%	.68%	.69%	.72%
Expenses net of fee waivers, if any	.66% M	.66%	.68%	.68%	.69%	.72%
Expenses net of all reductions	.66% M	.66%	.68%	.68%	.68%	.71%
Net investment income (loss)	(.49)% C,M	.51% D	.19%	.57%	.54%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$21,076	$30,029	$26,104	$22,638	$20,701	$24,566
Portfolio turnover rate N	53% M	61%	62%	66%	155%	116%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.53)%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .18%.

E Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.33 per share. Excluding this reimbursement, the total return would have been (7.25)%.

F The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

G Total distributions per share do not sum due to rounding.

H Total returns for periods of less than one year are not annualized.

I Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

K Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

M Annualized

N Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Dynamic Capital Appreciation Portfolio Service Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$19.33	$17.13	$13.03	$12.11	$14.28	$12.41
Income from Investment Operations
Net investment income (loss) A,B	(.04) C	.08 D	.01	.06	.06	.08
Net realized and unrealized gain (loss)	(3.82)	3.89	4.30	3.17	(.71) E	2.75
Total from investment operations	(3.86)	3.97	4.31	3.23	(.65)	2.83
Distributions from net investment income	-	(.09) F	(.02)	(.07)	(.06)	(.10)
Distributions from net realized gain	(2.05)	(1.67) F	(.19)	(2.24)	(1.46)	(.86)
Total distributions	(2.05)	(1.77) G	(.21)	(2.31)	(1.52)	(.96)
Net asset value, end of period	$13.42	$19.33	$17.13	$13.03	$12.11	$14.28
Total Return H,I,J	(21.53)%	24.47%	33.48%	29.96%	(4.97)% E	23.76%
Ratios to Average Net Assets B,K,L
Expenses before reductions	.77% M	.76%	.78%	.78%	.79%	.82%
Expenses net of fee waivers, if any	.76% M	.76%	.78%	.78%	.79%	.82%
Expenses net of all reductions	.76% M	.76%	.78%	.78%	.78%	.81%
Net investment income (loss)	(.59)% C,M	.42% D	.09%	.47%	.44%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$388	$445	$327	$287	$265	$631
Portfolio turnover rate N	53% M	61%	62%	66%	155%	116%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.63)%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .08%.

E Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.33 per share. Excluding this reimbursement, the total return would have been (7.33)%.

F The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

G Total distributions per share do not sum due to rounding.

H Total returns for periods of less than one year are not annualized.

I Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

K Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

M Annualized

N Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Dynamic Capital Appreciation Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$18.85	$16.74	$12.74	$11.88	$14.05	$12.23
Income from Investment Operations
Net investment income (loss) A,B	(.05) C	.05 D	(.01)	.04	.04	.06
Net realized and unrealized gain (loss)	(3.72)	3.79	4.21	3.11	(.71) E	2.70
Total from investment operations	(3.77)	3.84	4.20	3.15	(.67)	2.76
Distributions from net investment income	-	(.05) F	(.01)	(.05)	(.05)	(.08)
Distributions from net realized gain	(2.05)	(1.67) F	(.19)	(2.24)	(1.46)	(.86)
Total distributions	(2.05)	(1.73) G	(.20)	(2.29)	(1.50) G	(.94)
Net asset value, end of period	$13.03	$18.85	$16.74	$12.74	$11.88	$14.05
Total Return H,I,J	(21.62)%	24.27%	33.34%	29.82%	(5.17)% E	23.50%
Ratios to Average Net Assets B,K,L
Expenses before reductions	.92% M	.91%	.93%	.93%	.94%	.97%
Expenses net of fee waivers, if any	.91% M	.91%	.93%	.93%	.94%	.97%
Expenses net of all reductions	.91% M	.91%	.93%	.93%	.93%	.96%
Net investment income (loss)	(.74)% C,M	.26% D	(.06)%	.32%	.29%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$14,197	$19,579	$18,900	$15,870	$14,533	$17,294
Portfolio turnover rate N	53% M	61%	62%	66%	155%	116%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.78)%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.07)%.

E Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.32 per share. Excluding this reimbursement, the total return would have been (7.53)%.

F The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

G Total distributions per share do not sum due to rounding.

H Total returns for periods of less than one year are not annualized.

I Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

K Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

M Annualized

N Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Dynamic Capital Appreciation Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$19.56	$17.32	$13.17	$12.21	$14.40	$12.51
Income from Investment Operations
Net investment income (loss) A,B	(.04) C	.08 D	.02	.06	.06	.09
Net realized and unrealized gain (loss)	(3.87)	3.93	4.34	3.21	(.72) E	2.76
Total from investment operations	(3.91)	4.01	4.36	3.27	(.66)	2.85
Distributions from net investment income	-	(.09) F	(.02)	(.07)	(.07)	(.11)
Distributions from net realized gain	(2.05)	(1.67) F	(.19)	(2.24)	(1.46)	(.86)
Total distributions	(2.05)	(1.77) G	(.21)	(2.31)	(1.53)	(.96) G
Net asset value, end of period	$13.60	$19.56	$17.32	$13.17	$12.21	$14.40
Total Return H,I,J	(21.54)%	24.46%	33.54%	30.07%	(5.00)% E	23.74%
Ratios to Average Net Assets B,K,L
Expenses before reductions	.74% M	.73%	.76%	.76%	.77%	.80%
Expenses net of fee waivers, if any	.74% M	.73%	.76%	.76%	.77%	.80%
Expenses net of all reductions	.74% M	.73%	.75%	.76%	.76%	.79%
Net investment income (loss)	(.57)% C,M	.44% D	.12%	.50%	.46%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$149,382	$203,577	$160,175	$124,723	$108,561	$118,071
Portfolio turnover rate N	53% M	61%	62%	66%	155%	116%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.60)%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .10%.

E Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.33 per share. Excluding this reimbursement, the total return would have been (7.36)%.

F The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

G Total distributions per share do not sum due to rounding.

H Total returns for periods of less than one year are not annualized.

I Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

K Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

M Annualized

N Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2022

1. Organization.
VIP Dynamic Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022, is included at the end of the Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. During the period, dividend income and net realized appreciation (depreciation) were adjusted as presented in the table below as a result of a change in the prior period estimate, which had no impact on the total net assets or total return.
	Dividend Income	Net Unrealized Appreciation (Depreciation)
VIP Dynamic Capital Appreciation Portfolio	$(850,080)	$850,080

Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended December 31, 2021.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to foreign currency transactions, partnerships, and losses deferred due to wash sales, and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
Gross unrealized appreciation	$46,884,748
Gross unrealized depreciation	(17,699,604)
Net unrealized appreciation (depreciation)	$29,185,144
Tax cost	$159,305,621
The Fund elected to defer to its next fiscal year approximately $73,918 of capital losses recognized during the period November 1, 2021 to December 31,2021.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
VIP Dynamic Capital Appreciation Portfolio	56,776,130	74,448,160
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.
Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:
Service Class	$192
Service Class 2	20,375
$20,567
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:
	Amount	% of Class-Level Average Net Assets A
Initial Class	$7,671.06
Service Class	119.06
Service Class 2	5,039.06
Investor Class	116,360.14
	$129,189
A Annualized
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
VIP Dynamic Capital Appreciation Portfolio	.04
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
VIP Dynamic Capital Appreciation Portfolio	$1,070
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Dynamic Capital Appreciation Portfolio	3,274,848	2,460,474	369,253
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
VIP Dynamic Capital Appreciation Portfolio	$193
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Dynamic Capital Appreciation Portfolio	$825	$381	$113,628
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,484.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:
	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Dynamic Capital Appreciation Portfolio
Distributions to shareholders
Initial Class	$3,074,210	$2,664,797
Service Class	47,185	35,465
Service Class 2	2,042,772	1,896,525
Investor Class	20,721,087	16,769,489
Total	$25,885,254	$21,366,276
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:
	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Dynamic Capital Appreciation Portfolio
Initial Class
Shares sold	17,292	121,009	$259,690	$2,187,314
Reinvestment of distributions	191,779	150,157	3,074,210	2,664,797
Shares redeemed	(196,016)	(243,725)	(3,087,971)	(4,518,065)
Net increase (decrease)	13,055	27,441	$245,929	$334,046
Service Class
Shares sold	28,979	2,415	$398,871	$41,895
Reinvestment of distributions	2,994	2,022	47,185	35,465
Shares redeemed	(26,046)	(509)	(380,412)	(9,577)
Net increase (decrease)	5,927	3,928	$65,644	$67,783
Service Class 2
Shares sold	113,252	61,917	$1,636,311	$1,062,336
Reinvestment of distributions	133,340	111,561	2,042,772	1,896,525
Shares redeemed	(195,932)	(263,821)	(2,957,213)	(4,676,764)
Net increase (decrease)	50,660	(90,343)	$721,870	$(1,717,903)
Investor Class
Shares sold	260,304	1,178,977	$3,878,127	$21,525,300
Reinvestment of distributions	1,296,689	946,320	20,721,087	16,769,489
Shares redeemed	(982,437)	(967,121)	(15,946,755)	(17,665,497)
Net increase (decrease)	574,556	1,158,176	$8,652,459	$20,629,292
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:
Fund	Affiliated %
VIP Dynamic Capital Appreciation Portfolio	92%
12. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period- C January 1, 2022 to June 30, 2022
Dynamic Capital Appreciation Portfolio
Initial Class	.66%
Actual		$ 1,000	$ 784.80	$ 2.92
Hypothetical- B		$ 1,000	$ 1,021.52	$ 3.31
Service Class	.76%
Actual		$ 1,000	$ 784.70	$ 3.36
Hypothetical- B		$ 1,000	$ 1,021.03	$ 3.81
Service Class 2	.91%
Actual		$ 1,000	$ 783.80	$ 4.02
Hypothetical- B		$ 1,000	$ 1,020.28	$ 4.56
Investor Class	.74%
Actual		$ 1,000	$ 784.60	$ 3.27
Hypothetical- B		$ 1,000	$ 1,021.12	$ 3.71

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Dynamic Capital Appreciation Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that the fund had a portfolio manager change in March 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.
VIP Dynamic Capital Appreciation Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board .

VIP Dynamic Capital Appreciation Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (Initial Class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of Initial Class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract).  FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.761772.121
VIPDCA-SANN-0822
Fidelity® Variable Insurance Products:

Balanced Portfolio

Semi-Annual Report
June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary June 30, 2022 (Unaudited)
The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.
Top Holdings (% of Fund's net assets)

Microsoft Corp.	4.6
Apple, Inc.	3.7
Amazon.com, Inc.	2.2
UnitedHealth Group, Inc.	1.6
Alphabet, Inc. Class A	1.4
Alphabet, Inc. Class C	1.3
Meta Platforms, Inc. Class A	1.3
Exxon Mobil Corp.	1.1
Bank of America Corp.	1.1
Visa, Inc. Class A	1.0
19.3

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	13.0
Fannie Mae	1.4
Uniform Mortgage Backed Securities	1.4
Ginnie Mae	1.3
Freddie Mac	1.1
JPMorgan Chase & Co.	0.4
Petroleos Mexicanos	0.4
Bank of America Corp.	0.3
Goldman Sachs Group, Inc.	0.3
Morgan Stanley	0.3
19.9

Market Sectors (% of Fund's net assets)

Information Technology	17.1
Financials	11.9
Health Care	10.2
Consumer Discretionary	8.0
Communication Services	7.2
Industrials	5.4
Consumer Staples	5.3
Energy	4.2
Real Estate	2.9
Utilities	2.5
Materials	1.8

Asset Allocation (% of Fund's net assets)

Foreign investments - 8.7%

               Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
An unaudited holdings listing for the fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 65.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	285,699	5,988,251
Liberty Global PLC Class C (a)	283,963	6,272,743
		12,260,994
Entertainment - 1.0%
Activision Blizzard, Inc.	155,575	12,113,070
Cinemark Holdings, Inc. (a)(b)	142,482	2,140,080
Netflix, Inc. (a)	92,458	16,168,130
Sea Ltd. ADR (a)	75,200	5,027,872
Take-Two Interactive Software, Inc. (a)	49,818	6,104,200
The Walt Disney Co. (a)	170,132	16,060,461
Warner Bros Discovery, Inc. (a)	8,928	119,814
		57,733,627
Interactive Media & Services - 4.2%
Alphabet, Inc.:
Class A (a)	39,138	85,291,878
Class C (a)	36,122	79,015,069
Meta Platforms, Inc. Class A (a)	476,542	76,842,398
Snap, Inc. Class A (a)	498,049	6,539,383
Tongdao Liepin Group (a)	1,496,633	1,884,429
Twitter, Inc. (a)	99,300	3,712,827
		253,285,984
Media - 0.4%
Altice U.S.A., Inc. Class A (a)	194,345	1,797,691
Comcast Corp. Class A	225,909	8,864,669
Liberty Broadband Corp.:
Class A (a)	16,500	1,873,575
Class C (a)	63,700	7,366,268
		19,902,203
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	191,851	25,811,634
TOTAL COMMUNICATION SERVICES		368,994,442
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.1%
Adient PLC (a)	108,000	3,200,040
Automobiles - 1.0%
Ferrari NV	20,100	3,687,948
Tesla, Inc. (a)	83,900	56,499,938
		60,187,886
Distributors - 0.1%
LKQ Corp.	128,100	6,288,429
Diversified Consumer Services - 0.3%
Frontdoor, Inc. (a)	647,258	15,585,973
Hotels, Restaurants & Leisure - 1.2%
ARAMARK Holdings Corp.	24,200	741,246
Booking Holdings, Inc. (a)	9,200	16,090,708
Caesars Entertainment, Inc. (a)	97,100	3,718,930
Churchill Downs, Inc.	45,900	8,791,227
Compass Group PLC	215,700	4,428,621
Domino's Pizza, Inc.	16,700	6,508,157
Las Vegas Sands Corp. (a)	143,700	4,826,883
Marriott International, Inc. Class A	109,400	14,879,494
McDonald's Corp.	50,100	12,368,688
Sweetgreen, Inc. Class A	11,200	130,480
		72,484,434
Household Durables - 0.2%
Lennar Corp. Class A	144,500	10,197,365
Mohawk Industries, Inc. (a)	30,500	3,784,745
		13,982,110
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (a)	1,244,200	132,146,482
Cazoo Group Ltd. (a)(c)	56,400	40,608
Deliveroo PLC Class A (a)(d)	71,200	78,334
eBay, Inc.	229,700	9,571,599
Uber Technologies, Inc. (a)	399,847	8,180,870
		150,017,893
Multiline Retail - 0.4%
Dollar General Corp.	79,100	19,414,304
Nordstrom, Inc.	158,405	3,347,098
Ollie's Bargain Outlet Holdings, Inc. (a)	35,000	2,056,250
		24,817,652
Specialty Retail - 1.4%
Burlington Stores, Inc. (a)	17,400	2,370,402
Industria de Diseno Textil SA (b)	330,100	7,501,678
Lowe's Companies, Inc.	192,800	33,676,376
The Home Depot, Inc.	79,808	21,888,940
TJX Companies, Inc.	337,480	18,848,258
		84,285,654
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (a)	46,500	1,906,965
LVMH Moet Hennessy Louis Vuitton SE	3,600	2,206,361
NIKE, Inc. Class B	83,030	8,485,666
PVH Corp.	50,400	2,867,760
Tapestry, Inc.	287,100	8,762,292
		24,229,044
TOTAL CONSUMER DISCRETIONARY		455,079,115
CONSUMER STAPLES - 4.6%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)	7,500	2,272,275
Celsius Holdings, Inc. (a)	5,700	371,982
Constellation Brands, Inc. Class A (sub. vtg.)	62,500	14,566,250
Duckhorn Portfolio, Inc. (a)	56,300	1,185,678
Keurig Dr. Pepper, Inc.	57,417	2,031,988
Monster Beverage Corp. (a)	136,326	12,637,420
PepsiCo, Inc.	167,700	27,948,882
Pernod Ricard SA	15,200	2,792,326
The Coca-Cola Co.	601,000	37,808,910
		101,615,711
Food & Staples Retailing - 1.1%
Albertsons Companies, Inc.	141,200	3,772,864
Cake Box Holdings PLC	53,343	116,882
Costco Wholesale Corp.	57,600	27,606,528
Grocery Outlet Holding Corp. (a)	33,300	1,419,579
Sysco Corp.	20,000	1,694,200
U.S. Foods Holding Corp. (a)	243,500	7,470,580
Walmart, Inc.	216,800	26,358,544
		68,439,177
Food Products - 0.7%
Bunge Ltd.	18,000	1,632,420
Darling Ingredients, Inc. (a)	28,400	1,698,320
Freshpet, Inc. (a)	27,400	1,421,786
Hotel Chocolat Group Ltd. (a)	30,400	105,467
Lamb Weston Holdings, Inc.	37,200	2,658,312
Local Bounti Corp. (a)	165,565	526,497
McCormick & Co., Inc. (non-vtg.)	66,000	5,494,500
Mondelez International, Inc.	257,700	16,000,593
Sovos Brands, Inc. (b)	64,500	1,023,615
The Hershey Co.	32,200	6,928,152
TreeHouse Foods, Inc. (a)	35,800	1,497,156
		38,986,818
Household Products - 0.9%
Procter & Gamble Co.	373,600	53,719,944
The Clorox Co.	6,100	859,978
		54,579,922
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	32,200	8,200,374
Olaplex Holdings, Inc.	17,600	247,984
The Honest Co., Inc. (a)	29,100	84,972
		8,533,330
Tobacco - 0.1%
Philip Morris International, Inc.	52,100	5,144,354
TOTAL CONSUMER STAPLES		277,299,312
ENERGY - 3.0%
Energy Equipment & Services - 0.3%
Halliburton Co.	235,700	7,391,552
Liberty Oilfield Services, Inc. Class A (a)	153,000	1,952,280
Schlumberger Ltd.	217,900	7,792,104
Weatherford International PLC (a)	51,000	1,079,670
		18,215,606
Oil, Gas & Consumable Fuels - 2.7%
Canadian Natural Resources Ltd.	279,200	15,003,313
Delek U.S. Holdings, Inc.	62,700	1,620,168
Exxon Mobil Corp.	759,900	65,077,836
Genesis Energy LP	437,000	3,504,740
Hess Corp.	158,500	16,791,490
Imperial Oil Ltd.	281,100	13,251,358
Kosmos Energy Ltd. (a)	891,600	5,519,004
MEG Energy Corp. (a)	1,071,300	14,831,080
Phillips 66 Co.	72,826	5,971,004
Tourmaline Oil Corp.	139,500	7,253,523
Valero Energy Corp.	108,400	11,520,752
		160,344,268
TOTAL ENERGY		178,559,874
FINANCIALS - 7.1%
Banks - 3.5%
Bank of America Corp.	2,042,750	63,590,808
BankUnited, Inc.	26,000	924,820
BNP Paribas SA	75,433	3,608,109
Citizens Financial Group, Inc.	100,163	3,574,817
Comerica, Inc.	57,155	4,194,034
Eurobank Ergasias Services and Holdings SA (a)	3,785,207	3,395,518
First Horizon National Corp.	162,700	3,556,622
JPMorgan Chase & Co.	170,350	19,183,114
M&T Bank Corp.	60,721	9,678,320
Piraeus Financial Holdings SA (a)	846,179	831,065
PNC Financial Services Group, Inc.	52,370	8,262,415
Signature Bank	23,370	4,188,138
Silvergate Capital Corp. (a)	7,800	417,534
Societe Generale Series A	185,500	4,101,352
Standard Chartered PLC (United Kingdom)	178,249	1,345,672
Starling Bank Ltd. Series D (a)(c)(e)	756,521	2,171,513
Sumitomo Mitsui Financial Group, Inc.	52,300	1,554,623
SVB Financial Group (a)	9,915	3,916,326
U.S. Bancorp	382,675	17,610,704
UniCredit SpA	378,998	3,621,835
Wells Fargo & Co.	1,321,214	51,751,952
		211,479,291
Capital Markets - 1.2%
Bank of New York Mellon Corp.	569,696	23,762,020
BlackRock, Inc. Class A	20,408	12,429,288
Cboe Global Markets, Inc.	19,618	2,220,561
Goldman Sachs Group, Inc.	16,428	4,879,445
Intercontinental Exchange, Inc.	130,505	12,272,690
State Street Corp.	88,218	5,438,640
StepStone Group, Inc. Class A	109,220	2,842,997
TMX Group Ltd.	20,300	2,065,957
Virtu Financial, Inc. Class A	166,246	3,891,819
		69,803,417
Consumer Finance - 0.4%
American Express Co.	84,703	11,741,530
Capital One Financial Corp.	59,974	6,248,691
OneMain Holdings, Inc.	128,165	4,790,808
Shriram Transport Finance Co. Ltd.	102,862	1,669,122
		24,450,151
Diversified Financial Services - 0.3%
Ant International Co. Ltd. Class C (a)(c)(e)	915,084	1,857,621
Berkshire Hathaway, Inc.:
Class A (a)	13	5,316,350
Class B (a)	45,876	12,525,066
Jumo World Ltd. (e)	176	793,135
		20,492,172
Insurance - 1.7%
AIA Group Ltd.	126,600	1,383,304
Arthur J. Gallagher & Co.	56,114	9,148,827
Chubb Ltd.	26,700	5,248,686
Globe Life, Inc.	83,648	8,153,171
Hartford Financial Services Group, Inc.	179,752	11,761,173
Marsh & McLennan Companies, Inc.	114,733	17,812,298
Prudential PLC	68,435	851,279
The Travelers Companies, Inc.	268,613	45,430,517
		99,789,255
TOTAL FINANCIALS		426,014,286
HEALTH CARE - 9.8%
Biotechnology - 1.7%
Amgen, Inc.	141,778	34,494,587
Horizon Therapeutics PLC (a)	122,224	9,748,586
Legend Biotech Corp. ADR (a)	118,486	6,516,730
Regeneron Pharmaceuticals, Inc. (a)	24,600	14,541,798
Seagen, Inc. (a)	14,700	2,601,018
Vertex Pharmaceuticals, Inc. (a)	114,163	32,169,992
		100,072,711
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	306,766	33,330,126
Boston Scientific Corp. (a)	422,135	15,732,971
Demant A/S (a)	159,969	6,002,035
Edwards Lifesciences Corp. (a)	78,546	7,468,939
Intuitive Surgical, Inc. (a)	46,244	9,281,633
ResMed, Inc.	93,080	19,512,360
Stryker Corp.	41,719	8,299,161
		99,627,225
Health Care Providers & Services - 2.9%
agilon health, Inc. (a)	494,387	10,792,468
AmerisourceBergen Corp.	174,689	24,715,000
HCA Holdings, Inc.	9,890	1,662,113
Humana, Inc.	42,209	19,756,767
Option Care Health, Inc. (a)	510,953	14,199,384
Surgery Partners, Inc. (a)	386,774	11,185,504
UnitedHealth Group, Inc.	182,507	93,741,070
		176,052,306
Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc.	86,307	46,888,867
Pharmaceuticals - 2.8%
AstraZeneca PLC sponsored ADR	220,447	14,564,933
Bristol-Myers Squibb Co.	533,660	41,091,820
Eli Lilly & Co.	173,977	56,408,563
Roche Holding AG (participation certificate)	35,836	11,979,969
Royalty Pharma PLC	544,528	22,891,957
Zoetis, Inc. Class A	110,593	19,009,831
		165,947,073
TOTAL HEALTH CARE		588,588,182
INDUSTRIALS - 5.2%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	21,318	9,165,887
Northrop Grumman Corp.	21,570	10,322,755
Raytheon Technologies Corp.	135,133	12,987,633
Space Exploration Technologies Corp. Class A (a)(c)(e)	17,000	1,190,000
The Boeing Co. (a)	253,000	34,590,160
		68,256,435
Air Freight & Logistics - 0.6%
FedEx Corp.	145,495	32,985,171
United Parcel Service, Inc. Class B	33,747	6,160,177
		39,145,348
Building Products - 0.1%
Jeld-Wen Holding, Inc. (a)	251,681	3,672,026
Johnson Controls International PLC	6,600	316,008
		3,988,034
Commercial Services & Supplies - 0.2%
CoreCivic, Inc. (a)	481,916	5,354,087
The GEO Group, Inc. (a)	928,021	6,124,939
		11,479,026
Construction & Engineering - 0.1%
AECOM	59,540	3,883,199
API Group Corp. (a)	127,154	1,903,495
		5,786,694
Electrical Equipment - 0.4%
Fluence Energy, Inc. (b)	35,500	336,540
Sensata Technologies, Inc. PLC	489,763	20,232,110
Vertiv Holdings Co.	84,600	695,412
		21,264,062
Industrial Conglomerates - 0.8%
3M Co.	71,214	9,215,804
General Electric Co.	540,037	34,384,156
Honeywell International, Inc.	23,440	4,074,106
		47,674,066
Machinery - 1.0%
Allison Transmission Holdings, Inc.	511,959	19,684,824
Caterpillar, Inc.	130,333	23,298,327
Flowserve Corp.	271,583	7,775,421
Fortive Corp.	98,364	5,349,034
PACCAR, Inc.	24,205	1,993,040
		58,100,646
Marine - 0.0%
Genco Shipping & Trading Ltd.	55,509	1,072,434
Navios Maritime Partners LP	17,529	403,167
Star Bulk Carriers Corp. (b)	40,355	1,008,471
		2,484,072
Professional Services - 0.3%
Dun & Bradstreet Holdings, Inc. (a)	94,008	1,412,940
Equifax, Inc.	25,952	4,743,507
Nielsen Holdings PLC	544,718	12,648,352
		18,804,799
Road & Rail - 0.6%
CSX Corp.	157,013	4,562,798
Norfolk Southern Corp.	94,026	21,371,170
Union Pacific Corp.	45,432	9,689,737
		35,623,705
TOTAL INDUSTRIALS		312,606,887
INFORMATION TECHNOLOGY - 16.6%
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	165,700	10,667,766
IT Services - 2.5%
Accenture PLC Class A	16,600	4,608,990
Affirm Holdings, Inc. (a)(b)	54,700	987,882
Block, Inc. Class A (a)(b)	131,700	8,094,282
Capgemini SA	47,200	8,084,767
Cognizant Technology Solutions Corp. Class A	274,600	18,532,754
Dlocal Ltd.	232,600	6,105,750
EPAM Systems, Inc. (a)	21,000	6,190,380
MasterCard, Inc. Class A	31,600	9,969,168
MongoDB, Inc. Class A (a)	36,900	9,575,550
Snowflake, Inc. (a)	25,000	3,476,500
Thoughtworks Holding, Inc.	121,569	1,715,339
Thoughtworks Holding, Inc. (d)	54,128	763,746
Twilio, Inc. Class A (a)	49,900	4,182,119
Visa, Inc. Class A	313,232	61,672,248
Wix.com Ltd. (a)	52,500	3,441,375
Worldline SA (a)(d)	35,200	1,305,092
		148,705,942
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (a)	63,400	4,848,198
ASML Holding NV (Netherlands)	14,700	6,944,838
Lam Research Corp.	38,400	16,364,160
Marvell Technology, Inc.	183,372	7,982,183
MediaTek, Inc.	205,000	4,489,353
Microchip Technology, Inc.	242,900	14,107,632
Micron Technology, Inc.	368,100	20,348,568
NVIDIA Corp.	392,900	59,559,711
NXP Semiconductors NV	74,012	10,955,996
Renesas Electronics Corp. (a)	1,144,100	10,353,370
Silergy Corp.	35,000	2,819,827
SolarEdge Technologies, Inc. (a)	34,400	9,414,592
Taiwan Semiconductor Manufacturing Co. Ltd.	1,118,000	17,921,380
		186,109,808
Software - 7.1%
Adobe, Inc. (a)	97,100	35,544,426
Autodesk, Inc. (a)	69,900	12,020,004
Black Knight, Inc. (a)	43,300	2,831,387
CCC Intelligent Solutions Holdings, Inc. (a)(c)	36,613	336,840
Coupa Software, Inc. (a)	51,400	2,934,940
Cvent Holding Corp. (c)	117,171	541,330
Elastic NV (a)	41,100	2,781,237
Epic Games, Inc. (a)(c)(e)	1,812	1,685,160
Five9, Inc. (a)	57,700	5,258,778
HubSpot, Inc. (a)	30,300	9,109,695
Intuit, Inc.	57,100	22,008,624
Microsoft Corp.	1,085,100	278,686,228
Otonomo Technologies Ltd. (a)	105,387	113,818
Salesforce.com, Inc. (a)	189,200	31,225,568
Stripe, Inc. Class B (a)(c)(e)	19,953	510,198
Synopsys, Inc. (a)	41,900	12,725,030
Workday, Inc. Class A (a)	43,400	6,057,772
		424,371,035
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	1,652,364	225,911,206
TOTAL INFORMATION TECHNOLOGY		995,765,757
MATERIALS - 1.8%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	31,403	7,551,793
CF Industries Holdings, Inc.	123,380	10,577,367
DuPont de Nemours, Inc.	66,650	3,704,407
Ecolab, Inc.	37,146	5,711,569
International Flavors & Fragrances, Inc.	50,417	6,005,673
Linde PLC	40,970	11,780,104
Olin Corp.	96,330	4,458,152
Sherwin-Williams Co.	31,271	7,001,890
Valvoline, Inc.	165,300	4,765,599
		61,556,554
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	16,884	5,052,368
Summit Materials, Inc. (a)	214,965	5,006,535
Vulcan Materials Co.	29,220	4,152,162
		14,211,065
Containers & Packaging - 0.1%
Crown Holdings, Inc.	71,120	6,555,130
Metals & Mining - 0.4%
Alcoa Corp.	46,930	2,139,069
First Quantum Minerals Ltd.	239,300	4,539,859
Freeport-McMoRan, Inc.	280,851	8,217,700
Newmont Corp.	119,753	7,145,662
Reliance Steel & Aluminum Co.	20,518	3,485,187
		25,527,477
TOTAL MATERIALS		107,850,226
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc.	2,800	406,084
American Tower Corp.	72,400	18,504,716
Corporate Office Properties Trust (SBI)	88,700	2,323,053
Crown Castle International Corp.	134,100	22,579,758
CubeSmart	77,800	3,323,616
Equity Lifestyle Properties, Inc.	105,600	7,441,632
Essex Property Trust, Inc.	15,800	4,131,858
Host Hotels & Resorts, Inc.	164,800	2,584,064
Invitation Homes, Inc.	185,000	6,582,300
Kilroy Realty Corp.	7,900	413,407
Life Storage, Inc.	12,700	1,418,082
Mid-America Apartment Communities, Inc.	24,900	4,349,283
Prologis (REIT), Inc.	112,000	13,176,800
Simon Property Group, Inc.	16,400	1,556,688
Ventas, Inc.	87,900	4,520,697
Washington REIT (SBI)	87,158	1,857,337
Welltower, Inc.	207,427	17,081,613
		112,250,988
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	427,100	6,509,004
WeWork, Inc. (a)	274,600	1,378,492
		7,887,496
TOTAL REAL ESTATE		120,138,484
UTILITIES - 2.0%
Electric Utilities - 1.4%
Constellation Energy Corp.	99,978	5,724,740
Edison International	92,200	5,830,728
Entergy Corp.	35,878	4,041,298
Evergy, Inc.	69,725	4,549,556
Exelon Corp.	202,835	9,192,482
FirstEnergy Corp.	169,300	6,499,427
NextEra Energy, Inc.	305,204	23,641,102
PG&E Corp. (a)	659,219	6,579,006
PPL Corp.	187,300	5,081,449
Southern Co.	185,200	13,206,612
		84,346,400
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	260,400	5,471,004
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	149,783	4,430,581
Dominion Energy, Inc.	115,078	9,184,375
NiSource, Inc.	143,500	4,231,815
Public Service Enterprise Group, Inc.	64,200	4,062,576
Sempra Energy	69,198	10,398,383
		32,307,730
TOTAL UTILITIES		122,125,134
TOTAL COMMON STOCKS (Cost $3,181,222,168)		3,953,021,699

Preferred Stocks - 0.4%
	Shares	Value ($)
Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series F (c)	36,875	1,779,447

Textiles, Apparel & Luxury Goods - 0.0%
Algolia SAS Series D (c)(e)	28,064	500,381

TOTAL CONSUMER DISCRETIONARY		2,279,828

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(a)(c)(e)	17,763	894,722
Series B2(c)(e)	8,188	412,430
		1,307,152
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(c)(e)	7,264	749,427

TOTAL INDUSTRIALS		2,056,579

INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (a)(c)(e)	60,816	2,054,973
Xsight Labs Ltd. Series D (a)(c)(e)	65,770	491,960
		2,546,933
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(e)	21,701	3,308,100

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (c)(e)	155,858	1,584,998
GaN Systems, Inc.:
Series F1(c)(e)	14,731	98,845
Series F2(c)(e)	7,778	52,190
		1,736,033
Software - 0.1%
Bolt Technology OU Series E (c)(e)	6,283	1,017,467
Databricks, Inc.:
Series G(a)(c)(e)	1,487	235,273
Series H(c)(e)	6,214	983,179
Skyryse, Inc. Series B (c)(e)	50,000	1,233,999
Stripe, Inc. Series H (a)(c)(e)	6,600	168,762
		3,638,680
TOTAL INFORMATION TECHNOLOGY		11,229,746

TOTAL CONVERTIBLE PREFERRED STOCKS		15,566,153
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series E (c)	68,071	3,284,848

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Checkr, Inc. Series E (e)	29,109	1,600,995
Gupshup, Inc. (a)(c)(e)	59,838	1,167,439
		2,768,434
TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,053,282
TOTAL PREFERRED STOCKS (Cost $18,025,002)		21,619,435

U.S. Treasury Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.6% 9/15/22 (g) (Cost $1,534,805)	1,540,000	1,534,863

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (c)(e)(h) (Cost $345,272)	345,272	345,272

Fixed-Income Funds - 32.1%
	Shares	Value ($)
Fidelity VIP Investment Grade Central Fund (i) (Cost $2,143,050,399)	20,066,363	1,925,166,849

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (j)	97,598,626	97,618,146
Fidelity Securities Lending Cash Central Fund 1.58% (j)(k)	12,903,371	12,904,662
TOTAL MONEY MARKET FUNDS (Cost $110,522,299)		110,522,808

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $5,454,699,945)	6,012,210,926
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(11,317,398)
NET ASSETS - 100.0%	6,000,893,528

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	135	Sep 2022	25,579,125	195,760	195,760

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,696,982 or 0.5% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,147,172 or 0.0% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,497,987.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	799,967
ABL Space Systems Series B2	10/22/21	556,752
Algolia SAS Series D	7/23/21	820,733
Ant International Co. Ltd. Class C	5/16/18	3,487,731
Astera Labs, Inc. Series C	8/24/21	523,963
Astranis Space Technologies Corp. Series C	3/19/21	1,333,143
Beta Technologies, Inc. Series A	4/09/21	532,233
Bolt Technology OU Series E	1/03/22	1,632,302
ByteDance Ltd. Series E1	11/18/20	2,377,869
Cazoo Group Ltd.	3/28/21	564,000
CCC Intelligent Solutions Holdings, Inc.	2/02/21	366,130
Circle Internet Financial Ltd. Series E	5/11/21	1,104,800
Circle Internet Financial Ltd. Series F	5/09/22	1,553,913
Cvent Holding Corp.	7/23/21	1,171,710
Databricks, Inc. Series G	2/01/21	263,746
Databricks, Inc. Series H	8/31/21	1,369,891
Epic Games, Inc.	3/29/21	1,603,620
GaN Systems, Inc. Series F1	11/30/21	124,919
GaN Systems, Inc. Series F2	11/30/21	65,957
GaN Systems, Inc. 0%	11/30/21	345,272
Gupshup, Inc.	6/08/21	1,368,208
Skyryse, Inc. Series B	10/21/21	1,233,999
Space Exploration Technologies Corp. Class A	2/16/21	713,983
Starling Bank Ltd. Series D	6/18/21	1,352,573
Stripe, Inc. Class B	5/18/21	800,682
Stripe, Inc. Series H	3/15/21	264,825
Xsight Labs Ltd. Series D	2/16/21	525,897

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	115,602,840	632,976,250	650,960,944	185,136	-	-	97,618,146	0.2%
Fidelity Securities Lending Cash Central Fund 1.58%	5,110,773	93,236,055	85,442,166	80,153	-	-	12,904,662	0.0%
Fidelity VIP Investment Grade Central Fund	2,046,910,415	133,993,728	-	41,596,284	-	(255,737,294)	1,925,166,849	84.7%
Total	2,167,624,028	860,206,033	736,403,110	41,861,573	-	(255,737,294)	2,035,689,657

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	368,994,442	368,994,442	-	-
Consumer Discretionary	460,643,791	440,942,455	19,200,955	500,381
Consumer Staples	277,299,312	277,299,312	-	-
Energy	178,559,874	178,559,874	-	-
Financials	426,014,286	401,330,325	19,861,692	4,822,269
Health Care	588,588,182	576,608,213	11,979,969	-
Industrials	314,663,466	311,416,887	-	3,246,579
Information Technology	1,009,763,937	958,350,811	35,219,588	16,193,538
Materials	107,850,226	107,850,226	-	-
Real Estate	120,138,484	120,138,484	-	-
Utilities	122,125,134	122,125,134	-	-

U.S. Government and Government Agency Obligations	1,534,863	-	1,534,863	-

Preferred Securities	345,272	-	-	345,272

Fixed-Income Funds	1,925,166,849	1,925,166,849	-	-

Money Market Funds	110,522,808	110,522,808	-	-
Total Investments in Securities:	6,012,210,926	5,899,305,820	87,797,067	25,108,039
Derivative Instruments:

Assets
Futures Contracts	195,760	195,760	-	-
Total Assets	195,760	195,760	-	-
Total Derivative Instruments:	195,760	195,760	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	195,760	0
Total Equity Risk	195,760	0
Total Value of Derivatives	195,760	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		June 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,609,375) - See accompanying schedule:	$3,976,521,269
Unaffiliated issuers (cost $3,201,127,247)
Fidelity Central Funds (cost $2,253,572,698)	2,035,689,657

Total Investment in Securities (cost $5,454,699,945)		$6,012,210,926
Receivable for investments sold		15,488,568
Receivable for fund shares sold		1,103,157
Dividends receivable		3,677,008
Distributions receivable from Fidelity Central Funds		89,949
Other receivables		15,827
Total assets		6,032,585,435
Liabilities
Payable to custodian bank	$800,415
Payable for investments purchased	13,516,923
Payable for fund shares redeemed	1,085,939
Accrued management fee	1,931,482
Distribution and service plan fees payable	452,326
Payable for daily variation margin on futures contracts	214,313
Other affiliated payables	667,305
Other payables and accrued expenses	118,542
Collateral on securities loaned	12,904,662
Total Liabilities		31,691,907
Net Assets		$6,000,893,528
Net Assets consist of:
Paid in capital		$5,229,477,042
Total accumulated earnings (loss)		771,416,486
Net Assets		$6,000,893,528

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($278,584,131 ÷ 14,224,236 shares)		$19.59
Service Class :
Net Asset Value , offering price and redemption price per share ($35,561,901 ÷ 1,833,156 shares)		$19.40
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($2,105,114,896 ÷ 111,185,862 shares)		$18.93
Investor Class :
Net Asset Value , offering price and redemption price per share ($3,581,632,600 ÷ 184,905,868 shares)		$19.37

Statement of Operations
		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$30,025,717
Interest		3,167
Income from Fidelity Central Funds (including $80,153 from security lending)		23,080,537
Total Income		53,109,421
Expenses
Management fee	$12,620,604
Transfer agent fees	3,582,556
Distribution and service plan fees	2,951,922
Accounting fees	712,725
Custodian fees and expenses	77,208
Independent trustees' fees and expenses	11,619
Audit	35,726
Legal	10,393
Miscellaneous	12,493
Total expenses before reductions	20,015,246
Expense reductions	(105,063)
Total expenses after reductions		19,910,183
Net Investment income (loss)		33,199,238
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers(net of foreign taxes of $319,576)	180,379,144
Foreign currency transactions	(87,298)
Futures contracts	(8,048,525)
Capital gain distributions from Fidelity Central Funds	18,781,036
Total net realized gain (loss)		191,024,357
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $243,670)	(1,298,657,475)
Fidelity Central Funds	(255,737,294)
Unfunded commitments	4,439
Assets and liabilities in foreign currencies	(54,090)
Futures contracts	(568,390)
Total change in net unrealized appreciation (depreciation)		(1,555,012,810)
Net gain (loss)		(1,363,988,453)
Net increase (decrease) in net assets resulting from operations		$(1,330,789,215)

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,199,238	$59,520,454
Net realized gain (loss)	191,024,357	563,915,748
Change in net unrealized appreciation (depreciation)	(1,555,012,810)	486,540,958
Net increase (decrease) in net assets resulting from operations	(1,330,789,215)	1,109,977,160
Distributions to shareholders	(403,806,707)	(545,425,671)
Share transactions - net increase (decrease)	321,262,969	866,336,017
Total increase (decrease) in net assets	(1,413,332,953)	1,430,887,506

Net Assets
Beginning of period	7,414,226,481	5,983,338,975
End of period	$6,000,893,528	$7,414,226,481

Balanced Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$25.29	$23.29	$19.55	$16.78	$18.76	$16.77
Income from Investment Operations
Net investment income (loss) A,B	.12	.25	.29	.33	.30	.28
Net realized and unrealized gain (loss)	(4.46)	3.79	4.02	3.62	(1.07)	2.44
Total from investment operations	(4.34)	4.04	4.31	3.95	(.77)	2.72
Distributions from net investment income	(.06)	(.23)	(.30)	(.32)	(.27)	(.27)
Distributions from net realized gain	(1.30)	(1.81)	(.28)	(.86)	(.94)	(.46)
Total distributions	(1.36)	(2.04)	(.57) C	(1.18)	(1.21)	(.73)
Net asset value, end of period	$19.59	$25.29	$23.29	$19.55	$16.78	$18.76
Total Return D,E,F	(17.90)%	18.26%	22.39%	24.51%	(4.22)%	16.43%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.46% I	.46%	.48%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.46% I	.46%	.48%	.49%	.49%	.50%
Expenses net of all reductions	.46% I	.46%	.47%	.48%	.49%	.50%
Net investment income (loss)	1.12% I	1.01%	1.45%	1.81%	1.64%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$278,584	$332,976	$271,384	$240,746	$206,293	$231,977
Portfolio turnover rate J	42% I	33%	62%	41%	55%	45%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Balanced Portfolio Service Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$25.07	$23.11	$19.40	$16.67	$18.65	$16.69
Income from Investment Operations
Net investment income (loss) A,B	.11	.22	.27	.31	.28	.26
Net realized and unrealized gain (loss)	(4.42)	3.76	4.00	3.58	(1.05)	2.41
Total from investment operations	(4.31)	3.98	4.27	3.89	(.77)	2.67
Distributions from net investment income	(.06)	(.21)	(.28)	(.30)	(.27)	(.26)
Distributions from net realized gain	(1.30)	(1.81)	(.28)	(.86)	(.94)	(.46)
Total distributions	(1.36)	(2.02)	(.56)	(1.16)	(1.21)	(.71) C
Net asset value, end of period	$19.40	$25.07	$23.11	$19.40	$16.67	$18.65
Total Return D,E,F	(17.96)%	18.13%	22.32%	24.30%	(4.27)%	16.25%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.56% I	.56%	.58%	.59%	.59%	.60%
Expenses net of fee waivers, if any	.56% I	.56%	.58%	.59%	.59%	.60%
Expenses net of all reductions	.56% I	.56%	.57%	.58%	.59%	.60%
Net investment income (loss)	1.02% I	.91%	1.35%	1.71%	1.53%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$35,562	$41,039	$30,072	$19,258	$16,616	$7,933
Portfolio turnover rate J	42% I	33%	62%	41%	55%	45%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Balanced Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$24.52	$22.64	$19.02	$16.37	$18.33	$16.41
Income from Investment Operations
Net investment income (loss) A,B	.09	.18	.24	.28	.25	.23
Net realized and unrealized gain (loss)	(4.33)	3.68	3.91	3.51	(1.04)	2.38
Total from investment operations	(4.24)	3.86	4.15	3.79	(.79)	2.61
Distributions from net investment income	(.05)	(.18)	(.25)	(.28)	(.23)	(.23)
Distributions from net realized gain	(1.30)	(1.81)	(.28)	(.86)	(.94)	(.46)
Total distributions	(1.35)	(1.98)	(.53)	(1.14)	(1.17)	(.69)
Net asset value, end of period	$18.93	$24.52	$22.64	$19.02	$16.37	$18.33
Total Return C,D,E	(18.05)%	17.99%	22.13%	24.11%	(4.44)%	16.12%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.71% H	.71%	.73%	.74%	.74%	.75%
Expenses net of fee waivers, if any	.71% H	.71%	.73%	.74%	.74%	.75%
Expenses net of all reductions	.71% H	.71%	.72%	.73%	.74%	.75%
Net investment income (loss)	.87% H	.76%	1.20%	1.56%	1.39%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$2,105,115	$2,562,199	$1,985,175	$1,492,773	$1,045,617	$979,052
Portfolio turnover rate I	42% H	33%	62%	41%	55%	45%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Balanced Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$25.04	$23.08	$19.37	$16.64	$18.61	$16.65
Income from Investment Operations
Net investment income (loss) A,B	.11	.22	.27	.31	.28	.26
Net realized and unrealized gain (loss)	(4.42)	3.76	4.00	3.59	(1.05)	2.41
Total from investment operations	(4.31)	3.98	4.27	3.90	(.77)	2.67
Distributions from net investment income	(.06)	(.21)	(.28)	(.31)	(.26)	(.25)
Distributions from net realized gain	(1.30)	(1.81)	(.28)	(.86)	(.94)	(.46)
Total distributions	(1.36)	(2.02)	(.56)	(1.17)	(1.20)	(.71)
Net asset value, end of period	$19.37	$25.04	$23.08	$19.37	$16.64	$18.61
Total Return C,D,E	(17.97)%	18.17%	22.35%	24.38%	(4.28)%	16.28%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.54% H	.54%	.56%	.57%	.57%	.58%
Expenses net of fee waivers, if any	.53% H	.54%	.55%	.57%	.57%	.58%
Expenses net of all reductions	.53% H	.54%	.55%	.56%	.57%	.58%
Net investment income (loss)	1.05% H	.93%	1.37%	1.73%	1.56%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$3,581,633	$4,478,013	$3,696,708	$3,152,822	$2,599,494	$2,750,265
Portfolio turnover rate I	42% H	33%	62%	41%	55%	45%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2022

1.  Organization.
VIP Balanced Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, and Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2.  Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity VIP Investment Grade Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.  Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,149,111,373
Gross unrealized depreciation	(603,342,953)
Net unrealized appreciation (depreciation)	$545,768,420
Tax cost	$5,466,638,266

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.
4.  Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5.  Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Balanced Portfolio	1,417,566,710	1,420,455,743

6.  Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .38% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$ 19,113
Service Class 2	2,932,809
$2,951,922

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Initial Class	$ 94,759.06
Service Class	11,839.06
Service Class 2	726,315.06
Investor Class	2,749,643.14
	$3,582,556

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Balanced Portfolio	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Balanced Portfolio	$ 30,318

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Balanced Portfolio	183,650,422	156,171,593	9,882,439

7.  Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Balanced Portfolio	$ 5,852

8.  Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Balanced Portfolio	$ 8,600	$ -	$-

9.  Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $105,063.
10.  Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Balanced Portfolio
Distributions to shareholders
Initial Class	$17,720,117	$24,483,104
Service Class	2,142,806	2,857,510
Service Class 2	142,187,991	183,989,796
Investor Class	241,755,793	334,095,261
Total	$403,806,707	$545,425,671

11.  Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Balanced Portfolio
Initial Class
Shares sold	1,641,848	2,346,915	$35,474,692	$57,940,332
Reinvestment of distributions	780,278	1,048,715	17,720,117	24,483,104
Shares redeemed	(1,362,398)	(1,881,652)	(29,442,174)	(45,214,085)
Net increase (decrease).	1,059,728	1,513,978	$23,752,635	$37,209,351
Service Class
Shares sold	361,485	409,426	$7,963,831	$9,827,105
Reinvestment of distributions	95,194	123,283	2,142,806	2,857,510
Shares redeemed	(260,181)	(197,194)	(5,691,143)	(4,753,055)
Net increase (decrease).	196,498	335,515	$4,415,494	$7,931,560
Service Class 2
Shares sold	7,764,395	16,662,627	$167,154,460	$390,743,401
Reinvestment of distributions	6,468,971	8,124,891	142,187,991	183,989,796
Shares redeemed	(7,546,157)	(7,956,788)	(157,969,514)	(187,262,084)
Net increase (decrease).	6,687,209	16,830,730	$151,372,937	$387,471,113
Investor Class
Shares sold	1,629,540	8,471,131	$36,226,326	$201,898,989
Reinvestment of distributions	10,759,047	14,458,679	241,755,793	334,095,261
Shares redeemed	(6,337,848)	(4,254,847)	(136,260,216)	(102,270,257)
Net increase (decrease).	6,050,739	18,674,963	$141,721,903	$433,723,993

12.  Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Balanced Portfolio	62%	1	18%

13.  Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period- C January 1, 2022 to June 30, 2022
Balanced Portfolio
Initial Class	.46%
Actual		$ 1,000	$ 821.00	$ 2.08
Hypothetical- B		$ 1,000	$ 1,022.51	$ 2.31
Service Class	.56%
Actual		$ 1,000	$ 820.40	$ 2.53
Hypothetical- B		$ 1,000	$ 1,022.02	$ 2.81
Service Class 2	.71%
Actual		$ 1,000	$ 819.50	$ 3.20
Hypothetical- B		$ 1,000	$ 1,021.27	$ 3.56
Investor Class	.53%
Actual		$ 1,000	$ 820.30	$ 2.39
Hypothetical- B		$ 1,000	$ 1,022.17	$ 2.66

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Balanced Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that the fund had a portfolio manager change in March 2019, October 2019, November 2019, January 2020, April 2021, and January 2022. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.
The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.
VIP Balanced Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Balanced Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (Initial Class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of Initial Class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.705697.124
VIPBAL-SANN-0822

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2022